Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2010	Jun. 30, 2010	Jan. 31, 2011 Series A Common Shares	Jan. 31, 2011 Common Shares
Entity Registrant Name	United States Cellular Corporation
Entity Central Index Key	0000821130
Document Type	10-K
Document Period End Date	Dec 31, 2010
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float		$ 629,974,403
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Trading Symbol	USM
Entity Common Stock, Shares Outstanding			33,005,877	52,536,707

Consolidated Statement Of Operations (USD $) In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating revenues
Service	$ 3,913,001	$ 3,927,128	$ 3,939,695
Equipment sales	264,680	286,752	302,859
Total operating revenues	4,177,681	4,213,880	4,242,554
Operating expenses
System operations (excluding Depreciation, amortization and accretion reported below)	854,931	802,854	783,066
Cost of equipment sold	742,981	742,993	743,406
Selling, general and administrative (including charges from affiliates of $107.5 million, $114.8 million and $113.3 million in 2010, 2009 and 2008)	1,796,624	1,747,404	1,706,585
Depreciation, amortization and accretion	577,054	569,514	576,821
Loss on impairment of intangible assets		14,000	386,653
Loss on asset disposals, net	10,717	16,169	17,413
Total operating expenses	3,982,307	3,892,934	4,213,944
Operating income	195,374	320,946	28,610
Investment and other income (expense)
Equity in earnings of unconsolidated entities	97,318	96,800	91,981
Interest and dividend income	3,808	3,597	5,730
Gain on disposition of investments			16,628
Interest expense	(61,555)	(78,199)	(78,535)
Other, net	72	1,442	1,269
Total investment and other income (expense)	39,643	23,640	37,073
Income before income taxes	235,017	344,586	65,683
Income tax expense	79,609	116,086	7,460
Net income	155,408	228,500	58,223
Less: Net income attributable to noncontrolling interests, net of tax	(23,084)	(21,768)	(25,083)
Net income attributable to U.S. Cellular shareholders	$ 132,324	$ 206,732	$ 33,140
Basic weighted average shares outstanding	86,128	86,946	87,457
Basic earnings per share attributable to U.S. Cellular shareholders	$ 1.54	$ 2.38	$ 0.38
Diluted weighted average shares outstanding	86,518	87,168	87,754
Diluted earnings per share attributable to U.S. Cellular shareholders	$ 1.53	$ 2.37	$ 0.38

Consolidated Statement Of Operations Parenthetical (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating expenses
Selling, general and administrative (including charges from affiliates of $107.5 million, $114.8 million and $113.3 million in 2010, 2009 and 2008)	$ 107.5	$ 114.8	$ 113.3

Consolidated Statement of Cash Flows (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash flows from operating activities
Net income	$ 155,408	$ 228,500	$ 58,223
Add (deduct) adjustments to reconcile net income to net cash flows from operating activities
Depreciation, amortization and accretion	577,054	569,514	576,821
Bad debts expense	76,292	107,991	73,157
Stock-based compensation expense	18,044	16,362	15,122
Deferred income taxes, net	71,378	45,496	(78,934)
Equity in earnings of unconsolidated entities	(97,318)	(96,800)	(91,981)
Distributions from unconsolidated entities	100,359	91,105	91,845
Gain on disposition of investments			(16,628)
Loss on impairment of intangible assets		14,000	386,653
Loss on asset disposals, net	10,717	16,169	17,413
Noncash interest expense	2,540	2,442	1,772
Excess tax benefit from stock awards	(114)	(24)	(1,151)
Other operating activities	(2,369)		210
Changes in assets and liabilities from operations
Accounts receivable	(75,252)	(114,646)	(69,017)
Inventory	40,277	(35,992)	(15,563)
Accounts payable - trade	(14,660)	47,503	(4,572)
Accounts payable - affiliate	(3,940)	5,119	1,093
Customer deposits and deferred revenues	6,180	(9,921)	6,713
Accrued taxes	(70,057)	48,218	(28,197)
Accrued interest	204	(2,121)
Other assets and liabilities	79,546	(51,107)	(202)
Cash flows from operating activities	874,289	881,808	922,777
Cash flows from investing activities
Additions to property, plant and equipment	(583,134)	(546,758)	(585,590)
Proceeds from disposition of investments			16,690
Cash received from divestitures		50	6,838
Cash paid for acquisitions and licenses	(17,101)	(16,027)	(341,694)
Cash paid for investments	(250,250)	(450)
Cash received for investments	60,330	120
Other investing activities	(953)	1,614	(271)
Cash flows from investing activities	(791,108)	(561,451)	(904,027)
Cash flows from financing activities
Borrowings from revolving credit facilities			100,000
Repayment of revolving credit facilities			(100,000)
Repayment of long-term debt	(316)	(140,236)	(3,039)
Common shares reissued for benefit plans, net of tax payments	509	(82)	(2,288)
Common shares repurchased	(52,827)	(33,585)	(28,366)
Excess tax benefit from stock awards	114	24	1,151
Payment of debt issuance costs	(2,229)	(4,421)
Distributions to noncontrolling interests	(19,631)	(18,426)	(19,676)
Payments to acquire additional interest in subsidiaries	(8,786)	(285)
Other financing activities		69	(69)
Cash flows from financing activities	(83,166)	(196,942)	(52,287)
Net increase (decrease) in cash and cash equivalents	15	123,415	(33,537)
Cash and cash equivalents
Beginning of period	294,411	170,996	204,533
End of period	$ 294,426	$ 294,411	$ 170,996

Consolidated Balance Sheet (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Current assets
Cash and cash equivalents	$ 294,426	$ 294,411
Short-term investments	146,586	330
Accounts receivable
Customers and agents, less allowances of $24,455 and $26,260, respectively	331,452	339,825
Roaming	37,218	28,450
Affiliated	226	135
Other, less allowances of $1,361 and $364, respectively	55,123	56,647
Inventory	112,279	152,556
Prepaid Taxes	41,397	717
Prepaid expenses	53,356	63,463
Net deferred income tax asset	26,757	21,570
Other current assets	10,804	51,013
Total current assets	1,109,624	1,009,117
Investments
Licenses	1,452,101	1,435,000
Goodwill	494,737	494,737
Customer lists, net of accumulated amortization of $96,153 and $92,829, respectively	759	4,083
Investments in unconsolidated entities	160,847	161,481
Notes and interest receivable - long-term	4,070	4,214
Long-term investments	46,033
Total investments	2,158,547	2,099,515
Property, plant and equipment
In service and under construction	6,382,581	5,884,307
Less: Accumulated depreciation	3,767,509	3,282,969
Property, plant and equipment, net	2,615,072	2,601,338
Other assets and deferred charges	50,367	38,776
Total assets	5,933,610	5,748,746
Current liabilities
Current portion of long-term debt	101	76
Accounts payable
Affiliated	10,791	14,732
Trade	281,601	296,288
Customer deposits and deferred revenues	146,428	140,248
Accrued taxes	39,299	57,507
Accrued compensation	65,952	62,242
Other current liabilities	121,823	92,884
Total current liabilities	665,995	663,977
Deferred liabilities and credits
Net deferred income tax liability	579,769	513,994
Other deferred liabilities and credits	284,949	262,412
Long-term debt	867,941	867,522
Commitments and contingencies
Noncontrolling interests with redemption features	855	727
U.S. Cellular shareholders' equity
Series A Common and Common Shares	88,074	88,074
Additional paid-in capital	1,368,487	1,356,322
Treasury Shares, at cost	(105,616)	(69,616)
Retained earnings	2,129,638	2,013,633
Total U.S. Cellular shareholders' equity	3,480,583	3,388,413
Noncontrolling interests	53,518	51,701
Total equity	3,534,101	3,440,114
Total liabilities and equity	5,933,610	5,748,746
Series A Common Shares
U.S. Cellular shareholders' equity
Series A Common and Common Shares	33,006	33,006
Common Shares
U.S. Cellular shareholders' equity
Series A Common and Common Shares	$ 55,068	$ 55,068

Consolidated Balance Sheet Parenthetical (USD $) In Thousands, except Per Share data	Dec. 31, 2010	Dec. 31, 2009
Current assets
Customers and agents, less allowances of $24,455 and $26,260, respectively	$ 24,455	$ 26,260
Other, less allowances of $1,361 and $364, respectively	1,361	364
Investments
Customer lists, net of accumulated amortization of $96,153 and $92,829, respectively	96,153	92,829
U.S. Cellular shareholders' equity
Shares authorized	190,000	190,000
Shares issued	88,074	88,074
Shares outstanding	85,547	86,540
Par value per share	$ 1	$ 1
Par value	88,074	88,074
Treasury shares	2,527	1,534
Common Shares
U.S. Cellular shareholders' equity
Shares authorized	140,000	140,000
Shares issued	55,068	55,068
Shares outstanding	52,541	53,534
Par value per share	$ 1	$ 1
Par value	55,068	55,068
Treasury shares	2,527	1,534
Series A Common Shares
U.S. Cellular shareholders' equity
Shares authorized	50,000	50,000
Shares issued	33,006	33,006
Shares outstanding	33,006	33,006
Par value per share	$ 1	$ 1
Par value	$ 33,006	$ 33,006

Consolidated Statement of Changes in Equity (USD $) In Thousands	Series A Common and Common Shares	Additional Paid-In Capital	Treasury Shares	Accumulated Other Comprehensive Income	Retained Earnings	Total U.S. Cellular Shareholders' Equity	Noncontrolling Interests	Total
Beginning balance at Dec. 31, 2007	$ 88,074	$ 1,316,785	$ (41,859)	$ 10,134	$ 1,816,265	$ 3,189,399	$ 46,831	$ 3,236,230
Add (deduct)
Net income attributable to U.S. Cellular shareholders					33,140	33,140		33,140
Net income attributable to noncontrolling interests classified as equity							21,229	21,229
Net change in marketable equity securities and equity method investments				(10,134)		(10,134)		(10,134)
Repurchase of Common Shares		4,554	(32,920)			(28,366)		(28,366)
Incentive and compensation plans		1,268	24,521		(27,332)	(1,543)		(1,543)
Stock-based compensation awards		15,122				15,122		15,122
Tax windfall (shortfall) from stock awards		2,417				2,417		2,417
Distributions to noncontrolling interests							(19,676)	(19,676)
Other							183	183
Ending balance at Dec. 31, 2008	88,074	1,340,146	(50,258)		1,822,073	3,200,035	48,567	3,248,602
Add (deduct)
Net income attributable to U.S. Cellular shareholders					206,732	206,732		206,732
Net income attributable to noncontrolling interests classified as equity							21,630	21,630
Repurchase of Common Shares			(33,585)			(33,585)		(33,585)
Incentive and compensation plans		1,445	14,227		(15,172)	500		500
Adjust investment in subsidiaries for noncontrolling interest purchases		(128)				(128)	(70)	(198)
Stock-based compensation awards		16,362				16,362		16,362
Tax windfall (shortfall) from stock awards		(1,503)				(1,503)		(1,503)
Distributions to noncontrolling interests							(18,426)	(18,426)
Ending balance at Dec. 31, 2009	88,074	1,356,322	(69,616)		2,013,633	3,388,413	51,701	3,440,114
Add (deduct)
Net income attributable to U.S. Cellular shareholders					132,324	132,324		132,324
Net income attributable to noncontrolling interests classified as equity							22,992	22,992
Repurchase of Common Shares			(52,827)			(52,827)		(52,827)
Incentive and compensation plans		606	16,827		(16,319)	1,114		1,114
Adjust investment in subsidiaries for noncontrolling interest purchases		(4,268)				(4,268)	(1,544)	(5,812)
Stock-based compensation awards		18,044				18,044		18,044
Tax windfall (shortfall) from stock awards		(2,217)				(2,217)		(2,217)
Distributions to noncontrolling interests							(19,631)	(19,631)
Ending balance at Dec. 31, 2010	$ 88,074	$ 1,368,487	$ (105,616)		$ 2,129,638	$ 3,480,583	$ 53,518	$ 3,534,101

Consolidated Statement of Comprehensive Income (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statement of Comprehensive Income
Net income	$ 155,408	$ 228,500	$ 58,223
Net change in accumulated other comprehensive income
Net change in marketable equity securities and equity method investments			(10,134)
Comprehensive income	155,408	228,500	48,089
Less: Comprehensive income attributable to noncontrolling interests	(23,084)	(21,768)	(25,083)
Comprehensive income attributable to U.S. Cellular shareholders	$ 132,324	$ 206,732	$ 23,006

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2010
Notes To The Financial Statements Abstract
Summary of Significant Accounting Policies and Recent Accounting Pronouncements

NOTE 1 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND RECENT ACCOUNTING PRONOUNCEMENTS

United States Cellular Corporation (“U.S. Cellular”), a Delaware Corporation, is an 83%-owned subsidiary of Telephone and Data Systems, Inc. (“TDS”).

Nature of Operations

U.S. Cellular owns, operates and invests in wireless systems throughout the United States. As of December 31, 2010, U.S. Cellular served 6.1 million customers in 26 states. U.S. Cellular operates as one reportable segment.

Principles of Consolidation

The accounting policies of U.S. Cellular conform to accounting principles generally accepted in the United States of America (“GAAP”) as set forth in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”). Unless otherwise specified, references to accounting provisions and GAAP in these notes refer to the requirements of the FASB ASC. The consolidated financial statements include the accounts of U.S. Cellular, its majority-owned subsidiaries, general partnerships in which U.S. Cellular has a majority partnership interest and variable interest entities (“VIEs”) in which U.S. Cellular is the primary beneficiary. Both VIE and primary beneficiary represent terms defined by GAAP. Prior to January 1, 2010, the primary beneficiary of a VIE was the entity that recognized a majority of a VIE's expected gains or losses, as determined based on a quantitative model. Effective January 1, 2010, new provisions under GAAP related to accounting for VIEs provide for a more qualitative assessment in determining the primary beneficiary of a VIE. The revised consolidation guidance related to VIEs effective January 1, 2010 did not change U.S. Cellular's consolidated reporting entities.

Effective January 1, 2009, U.S. Cellular adopted new required provisions under GAAP related to the accounting and reporting for noncontrolling interests.

Pursuant to this adoption, the following provisions were applied prospectively effective January 1, 2009:

  All earnings and losses of a subsidiary are attributed to the parent and the noncontrolling interest, even if the losses attributable to the noncontrolling interest result in a deficit noncontrolling interest balance. Previously, any losses exceeding the noncontrolling interest's investment in the subsidiary were attributed to the parent. This change did not have a significant impact on U.S. Cellular's financial statements in 2010 or 2009.

  Once control of a subsidiary is obtained, changes in ownership interests in that subsidiary that do not result in a loss of control are accounted for as equity transactions. Previously, decreases in ownership interest in a subsidiary were accounted for as equity transactions, while increases in ownership interests of a subsidiary were accounted for as step acquisitions. This change did not have a significant impact on U.S. Cellular's financial statements in 2010 or 2009.

All material intercompany accounts and transactions have been eliminated.

Reclassifications

Certain prior year amounts have been reclassified to conform to the 2010 financial statement presentation. These reclassifications did not affect consolidated net income attributable to U.S. Cellular shareholders, cash flows, assets, liabilities or equity for the years presented.

Business Combinations

Effective January 1, 2009, U.S. Cellular adopted new required provisions under GAAP related to accounting for business combinations. Although the revised provisions still require that all business combinations are to be accounted for at fair value in accordance with the acquisition method, they require U.S. Cellular to revise its application of the acquisition method in a number of significant aspects. Specifically, the new provisions require that transaction costs are to be expensed and that the acquirer must recognize 100% of the acquiree's assets and liabilities rather than a proportional share, for acquisitions of less than 100% of a business. In addition, the revised provisions eliminate the step acquisition model and provide that all business combinations, whether full, partial or step acquisitions, will result in all assets and liabilities of an acquired business being recorded at their fair values at the acquisition date.

During 2008, U.S. Cellular applied the provisions of GAAP related to business combinations in effect during that period. Similar to the revised provisions, the previous provisions required the application of the acquisition method whereby business combinations were to be accounted for at fair value. However, the previous provisions were different in a number of respects, including (but not limited to) the requirement that all direct and incremental costs relating to an acquisition be included in the acquisition costs, and the requirement that the acquirer only recognize its proportional share of the fair value of assets and liabilities acquired in a partial business acquisition.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (a) the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and (b) the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates. Significant estimates are involved in accounting for goodwill and indefinite-lived intangible assets, depreciation, amortization and accretion, allowance for doubtful accounts, loyalty reward points, and income taxes.

Cash and Cash Equivalents

Cash and cash equivalents include cash and short-term, highly liquid investments with original maturities of three months or less.

Outstanding checks totaled  $17.5 million and  $21.0 million at December 31, 2010 and 2009, respectively, and are classified as Accounts payable-Trade in the Consolidated Balance Sheet.

Short-Term and Long-Term Investments

As of December 31, 2010 and 2009, U.S. Cellular had  $146.6 million and  $0.3 million in Short-term investments and  $46.0 million and  $0 in Long-term investments, respectively. Short-term and Long-term investments consist of certificates of deposit (short-term only), U.S. treasuries and corporate notes, all of which are designated as held-to-maturity investments, and are recorded at amortized cost in the Consolidated Balance Sheet. The corporate notes are guaranteed by the Federal Deposit Insurance Corporation. For these investments, U.S. Cellular's objective is to earn a higher rate of return on funds that are not anticipated to be required to meet liquidity needs in the near term, while maintaining a low level of investment risk. See Note 3—Fair Value Measurements in the Notes to Consolidated Financial Statements for additional details on Short-term and Long-term investments.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable primarily consist of amounts owed by customers pursuant to service contracts and for equipment sales, by agents for sales of equipment to them and by other wireless carriers whose customers have used U.S. Cellular's wireless systems.

The allowance for doubtful accounts is the best estimate of the amount of probable credit losses related to existing accounts receivable. The allowance is estimated based on historical experience and other factors that could affect collectability. Accounts receivable balances are reviewed on either an aggregate or individual basis for collectability depending on the type of receivable. When it is probable that an account balance will not be collected, the account balance is charged against the allowance for doubtful accounts. U.S. Cellular does not have any off-balance sheet credit exposure related to its customers.

The changes in the allowance for doubtful accounts during the years ended December 31, 2010, 2009 and 2008 were as follows:

	2010	2009	2008
(Dollars in thousands)
Beginning balance	$26,624	$8,372	$12,723
Additions, net of recoveries	76,292	107,991	73,157
Deductions	(77,100)	(89,739)	(77,508)
Ending balance	$25,816	$26,624	$8,372

Inventory

Inventory primarily consists of wireless devices stated at the lower of cost or market, with cost determined using the first-in, first-out method and market determined by replacement costs or estimated net realizable value.

Fair Value Measurements

Under the provisions of GAAP, fair value is a market-based measurement and not an entity-specific measurement, based on an exchange transaction in which the entity sells an asset or transfers a liability (exit price). The provisions also establish a fair value hierarchy that contains three levels for inputs used in fair value measurements. Level 1 inputs include quoted market prices for identical assets or liabilities in active markets. Level 2 inputs include quoted market prices for similar assets and liabilities in active markets or quoted market prices for identical assets and liabilities in inactive markets. Level 3 inputs are unobservable.

Licenses

Licenses consist of costs incurred in acquiring Federal Communications Commission (“FCC”) licenses to provide wireless service. These costs include amounts paid to license applicants and owners of interests in entities awarded licenses and all direct and incremental costs related to acquiring the licenses.

U.S. Cellular has determined that wireless licenses are indefinite-lived intangible assets and, therefore, not subject to amortization based on the following factors:

  Radio spectrum is not a depleting asset.

  The ability to use radio spectrum is not limited to any one technology.

  U.S. Cellular and its consolidated subsidiaries are licensed to use radio spectrum through the FCC licensing process, which enables licensees to utilize specified portions of the spectrum for the provision of wireless service.

  U.S. Cellular and its consolidated subsidiaries are required to renew their FCC licenses every ten years or, in some cases, every fifteen years. To date, all of U.S. Cellular's license renewal applications have been granted by the FCC. Generally, license renewal applications filed by licensees otherwise in compliance with FCC regulations are routinely granted. If, however, a license renewal application is challenged either by a competing applicant for the license or by a petition to deny the renewal application, the license will be renewed if the licensee can demonstrate its entitlement to a “renewal expectancy.” Licensees are entitled to such an expectancy if they can demonstrate to the FCC that they have provided “substantial service” during their license term and have “substantially complied” with FCC rules and policies. U.S. Cellular believes that it is probable that its future license renewal applications will be granted.

Goodwill

U.S. Cellular has goodwill as a result of its acquisitions of wireless markets. Such goodwill represents the excess of the total purchase price over the fair value of net assets acquired in these transactions.

Goodwill and Licenses Impairment Assessment

Goodwill and licenses must be assessed for impairment annually or more frequently if events or changes in circumstances indicate that such assets might be impaired.

The impairment test for goodwill is a two-step process. The first step compares the fair value of the reporting unit to its carrying value. If the carrying amount exceeds the fair value, the second step of the test is performed to measure the amount of impairment loss, if any. The second step compares the implied fair value of reporting unit goodwill with the carrying amount of that goodwill. To calculate the implied fair value of goodwill in this second step, an enterprise allocates the fair value of the reporting unit to all of the assets and liabilities of that reporting unit (including any unrecognized intangible assets) as if the reporting unit had been acquired in a business combination and the fair value was the price paid to acquire the reporting unit. The excess of the fair value of the reporting unit over the amount assigned to the assets and liabilities of the reporting unit is the implied fair value of goodwill. If the carrying amount of goodwill exceeds the implied fair value of goodwill, an impairment loss is recognized for that difference.

The impairment test for an indefinite-lived intangible asset other than goodwill consists of comparing the fair value of the intangible asset to its carrying amount. If the carrying amount exceeds the fair value, an impairment loss is recognized for the difference.

Quoted market prices in active markets are the best evidence of fair value of an intangible asset or reporting unit and are used when available. If quoted market prices are not available, the estimate of fair value is based on the best information available, including prices for similar assets and the use of other valuation techniques. Other valuation techniques include present value analysis, multiples of earnings or revenues, or similar performance measures. The use of these techniques involve assumptions by management about factors that are uncertain including future cash flows, the appropriate discount rate, and other inputs. Different assumptions for these inputs could create materially different results.

Prior to 2009, U.S. Cellular completed the required annual impairment assessment of its licenses and goodwill as of April 1 of each year. As a result of the deterioration in the credit and financial markets and the decline of the overall economy in the fourth quarter of 2008, U.S. Cellular performed an interim impairment assessment of licenses and goodwill as of December 31, 2008. Effective April 1, 2009, U.S. Cellular adopted a new accounting policy whereby its annual impairment review of goodwill and indefinite-lived intangible assets will be performed as of November 1 instead of the second quarter of each year.  The change in the annual goodwill and indefinite-lived intangible asset impairment testing date was made to better align the annual impairment test with the timing of U.S. Cellular's annual strategic planning process, which allows for a better estimate of the future cash flows used in discounted cash flow models to test for impairment.  This change in accounting policy did not delay, accelerate or avoid an impairment charge.

U.S. Cellular tests goodwill for impairment at the level of reporting referred to as a reporting unit. For purposes of impairment testing of goodwill in 2010 and 2009, U.S. Cellular identified five reporting units. The five reporting units represent five geographic groupings of FCC licenses, representing five geographic service areas. U.S. Cellular tests licenses for impairment at the level of reporting referred to as a unit of accounting. For purposes of its annual impairment testing of licenses as of November 1, 2010 and 2009, U.S. Cellular combined its FCC licenses into eighteen units of accounting. Of these, thirteen of such eighteen units of accounting represented geographic groupings of licenses which, because they were not being utilized and, therefore, were not expected to generate cash flows from operating activities in the foreseeable future, were considered separate units of accounting for purposes of impairment testing. The five units of accounting for which licenses are being utilized are referred to as “built licenses” and the thirteen units of accounting for which licenses are not being utilized are referred to as “unbuilt licenses.”

For purposes of impairment testing of goodwill, U.S. Cellular prepares valuations of each of the five reporting units. A discounted cash flow approach was used to value each reporting unit, using value drivers and risks specific to the current industry and economic markets. The cash flow estimates incorporated assumptions that market participants would use in their estimates of fair value. Key assumptions made in this process were the discount rate, estimated future cash flows, projected capital expenditures and the terminal growth rate.

In 2009, U.S. Cellular changed its method of estimating the fair value of built licenses for purposes of impairment testing from the multiple period excess cash flow method (“MPECF method”) to the build-out method. U.S. Cellular elected to make this change as the build-out method is a more widely used and accepted valuation method in estimating the fair value of licenses for purposes of impairment testing in the wireless industry. U.S. Cellular does not believe the build-out method yields a significantly different estimate of the fair value of licenses than the MPECF method.

The MPECF method estimated the fair value of the units of accounting by measuring the future cash flows of the license groups, reduced by charges for contributory assets such as working capital, trademarks, existing subscribers, fixed assets and assembled workforce to arrive at the economic margin. A contributory asset charge for goodwill was subtracted from the economic margin to arrive at the after-tax excess cash flows applicable to the licenses.

The build-out method estimates the value of licenses by calculating future cash flows from a hypothetical start-up wireless company and assumes that the only assets available upon formation are the underlying licenses. To apply this method, a hypothetical build-out of the company's wireless network, infrastructure, workforce and related costs are projected based on market participant information. Calculated cash flows, along with a terminal value, are discounted to the present and summed to determine the estimated fair value.

For units of accounting which consist of unbuilt licenses, U.S. Cellular prepares estimates of fair value by reference to prices paid in recent auctions and market transactions where available. If such information is not available, the fair value of the unbuilt licenses is assumed to change by the same percentage, and in the same direction, that the fair value of built licenses measured using the build-out method changed during the period.

Investments in Unconsolidated Entities

Investments in unconsolidated entities consist of amounts invested in wireless entities in which U.S. Cellular holds a noncontrolling interest. U.S. Cellular follows the equity method of accounting for such investments in which its ownership interest equals or exceeds 20% for corporations and equals or exceeds 3% for partnerships and limited liability companies. The cost method of accounting is followed for such investments in which U.S. Cellular's ownership interest is less than 20% for corporations and is less than 3% for partnerships and limited liability companies and for investments for which U.S. Cellular does not have the ability to exercise significant influence.

For its equity method investments for which financial information is readily available, U.S. Cellular records its equity in the earnings of the entity in the current period. For its equity method investments for which financial information is not readily available, U.S. Cellular records its equity in the earnings of the entity on a one quarter lag basis.

Property, Plant and Equipment

U.S. Cellular's Property, plant and equipment is stated at the original cost of construction or purchase including capitalized costs of certain taxes, payroll-related expenses, interest and estimated costs to remove the assets.

Expenditures that enhance the productive capacity of assets in service or extend their useful lives are capitalized and depreciated. Expenditures for maintenance and repairs of assets in service are charged to System operations expense or Selling, general and administrative expense, as applicable. Retirements and disposals of assets are recorded by removing the original cost of the asset (along with the related accumulated depreciation) from plant in service and charging it, together with removal cost less any salvage realized, to Loss on asset disposals, net.

Costs of developing new information systems are capitalized and amortized over their expected economic useful lives.

Depreciation

Depreciation is provided using the straight-line method over the estimated useful life of the assets.

U.S. Cellular depreciates leasehold improvement assets associated with leased properties over periods ranging from one to thirty years; such periods approximate the shorter of the assets' economic lives or the specific lease terms.

Useful lives of specific assets are reviewed throughout the year to determine if changes in technology or other business changes would warrant accelerating the depreciation of those specific assets. U.S. Cellular did not materially change the useful lives of its property, plant and equipment in 2010, 2009 or 2008.

Impairment of Long-lived Assets

U.S. Cellular reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the assets might be impaired. The impairment test for tangible long-lived assets is a two-step process. The first step compares the carrying value of the asset (or asset group) with the estimated undiscounted cash flows over the remaining asset (or asset group) life. If the carrying value of the asset (or asset group) is greater than the undiscounted cash flows, the second step of the test is performed to measure the amount of impairment loss. The second step compares the carrying value of the asset to its estimated fair value. If the carrying value exceeds the estimated fair value (less cost to sell), an impairment loss is recognized for the difference.

Quoted market prices in active markets are the best evidence of fair value of a tangible long-lived asset and are used when available. If quoted market prices are not available, the estimate of fair value is based on the best information available, including prices for similar assets and the use of other valuation techniques. A present value analysis of cash flow scenarios is often the best available valuation technique. The use of this technique involves assumptions by management about factors that are uncertain including future cash flows, the appropriate discount rate, and other inputs. Different assumptions for these inputs could create materially different results.

Agent Liabilities

U.S. Cellular has relationships with agents, which are independent businesses that obtain customers for U.S. Cellular. At December 31, 2010 and 2009, U.S. Cellular had accrued  $71.3 million and  $55.2 million, respectively, for amounts due to agents. This amount is included in Other current liabilities in the Consolidated Balance Sheet.

Other Assets and Deferred Charges

Other assets and deferred charges primarily represent legal and other charges related to U.S. Cellular's various borrowing instruments, and are amortized over the respective term of each instrument. The amounts for deferred charges included in the Consolidated Balance Sheet at December 31, 2010 and 2009, are shown net of accumulated amortization of  $11.9 million and  $11.8 million, respectively.

Asset Retirement Obligations

U.S. Cellular accounts for asset retirement obligations in accordance with GAAP, which requires entities to record the fair value of a liability for legal obligations associated with an asset retirement in the period in which the obligations are incurred. At the time the liability is incurred, U.S. Cellular records a liability equal to the net present value of the estimated cost of the asset retirement obligation and increases the carrying amount of the related long-lived asset by an equal amount. The liability is accreted to its present value over a period ending with the estimated settlement date of the respective asset retirement obligation. Upon settlement of the obligation, any difference between the cost to retire the asset and the recorded liability (including accretion of discount) is recognized in the Consolidated Statement of Operations.

Treasury Shares

Common Shares repurchased by U.S. Cellular are recorded at cost as treasury shares and result in a reduction of equity. Treasury shares are reissued as part of U.S. Cellular's stock-based compensation programs. When treasury shares are reissued, U.S. Cellular determines the cost using the first-in, first-out cost method. The difference between the cost of the treasury shares and reissuance price is included in Additional paid-in capital or Retained earnings.

Revenue Recognition

Revenues from wireless operations consist primarily of:

  Charges for access, airtime, roaming, long distance, data and other value added services provided to U.S. Cellular's retail customers and to end users through third-party resellers;
  Charges to carriers whose customers use U.S. Cellular's systems when roaming;
  Sales of equipment and accessories;
  Amounts received from the Universal Service Fund (“USF”) in states where U.S. Cellular has been designated an Eligible Telecommunications Carrier (“ETC”); and
  Redemptions of loyalty reward points for products or services.

Revenues related to wireless services and other value added services are recognized as services are rendered. Revenues billed in advance or in arrears of the services being provided are estimated and deferred or accrued, as appropriate.

Revenues from sales of equipment and accessories are recognized when title and risk of loss passes to the agent or end-user customer.

In October 2009, the FASB issued Accounting Standards Update No. 2009-13, Multiple Deliverable Revenue Arrangements—a consensus of FASB Emerging Issues Task Force ("ASU 2009-13"). ASU 2009-13 provides for less restrictive separation criteria that must be met for a deliverable to be considered a separate unit of accounting. Additionally, under this Standard, there is a hierarchy for determining the selling price of a unit of accounting and consideration must be allocated using a relative-selling price method. U.S. Cellular is required to adopt the provisions of ASU 2009-13 on January 1, 2011, however elected to adopt the provisions as of October 1, 2010 on a retroactive basis to January 1, 2010. U.S. Cellular made this election due to certain new service offerings (Belief Plans) with multiple elements that were introduced by U.S. Cellular in the fourth quarter of 2010. These new service offerings may include a combination of the following elements which are considered separate units of accounting under ASU 2009-13: wireless service (voice, messaging and data), wireless devices, phone replacement of such wireless handsets, and loyalty reward points that may be redeemed by customers for wireless products and services in future periods. The adoption of ASU 2009-13 on October 1, 2010 had no impact on any previously reported financial statement amounts for 2010 interim periods.

U.S. Cellular allocates revenue to each element of these service offerings accounted for under ASU 2009-13 using the relative selling price method. Under this method, arrangement consideration, which consists of the amounts billed to the customer net of any cash-based discounts, are allocated to each element on the basis of their relative selling price, on a stand-alone basis. Such stand-alone selling price is determined in accordance with the following hierarchy:

  U.S. Cellular-specific objective evidence of stand-alone selling price, if available; otherwise
  Third-party evidence of selling price, if it is determinable; otherwise
  A best estimate of stand-alone selling price.

U.S. Cellular estimates stand-alone selling prices of the elements of its new service offerings as follows:

  Wireless services – Based on the actual selling price U.S. Cellular offers when such plan is sold on a stand-alone basis, or if the plan is not sold on a stand-alone basis, U.S. Cellular's estimate of the price of such plan based on similar plans that are sold on a stand-alone basis.
  Wireless devices – Based on the selling price of the respective wireless device when it is sold on a stand-alone basis.
  Phone Replacement – Based on U.S. Cellular's estimate of the price of this service if it were sold on a stand-alone basis, which was calculated by estimating the cost of this program plus a reasonable margin.
  Loyalty reward points – By estimating the retail price of the products and services for which points may be redeemed and dividing such amount by the number of loyalty points required to receive such products and services. This is calculated on a weighted average basis and requires U.S. Cellular to estimate the percentage of loyalty points that will be redeemed for each product or service.

U.S. Cellular follows the deferred revenue method of accounting for its loyalty reward program. Under this method, revenue allocated to loyalty reward points is deferred and recognized at the time the customer redeems loyalty reward points. U.S. Cellular does not have sufficient historical data in which to estimate any portion of loyalty reward points that will not be redeemed. As such, 100% of the value of the loyalty reward points is deferred until redeemed.

The introduction of these new service offerings in conjunction with the adoption of ASU 2009-13 required U.S. Cellular to defer the recognition of revenue related to amounts billed to customers that are attributed to loyalty reward points, and therefore impacted the timing of revenue recognition related to such service offerings. As of December 31, 2010,  $7.1 million of revenue was deferred related to loyalty reward points outstanding as of this date. This amount was recorded in Customer deposits and deferred revenues (a current liability account) in the Consolidated Balance Sheet, as customers may redeem their reward points within the current period.

Cash-based discounts and incentives, including discounts to customers who pay their bills through the use of on-line bill payment methods, are recognized as a reduction of Operating revenues concurrently with the associated revenue, and are allocated to the various products and services in the bundled offering based on their respective relative selling price.

In order to provide better control over wireless device quality, U.S. Cellular sells wireless devices to agents. U.S. Cellular pays rebates to agents at the time an agent activates a new customer or retains an existing customer in a transaction involving a wireless device. U.S. Cellular accounts for these rebates by reducing revenues at the time of the wireless device sale to the agent rather than at the time the agent activates a new customer or retains a current customer. Similarly, U.S. Cellular offers certain wireless device sales rebates and incentives to its retail customers and records the revenue net of the corresponding rebate or incentive. The total potential rebates and incentives are reduced by U.S. Cellular's estimate of rebates that will not be redeemed by customers based on historical experience of such redemptions.

Activation fees charged with the sale of service only, where U.S. Cellular does not also sell a wireless device to the customer, are deferred and recognized over the average customer life. U.S. Cellular defers recognition of a portion of commission expenses related to these activations in the amount of deferred activation fee revenues. This method of accounting provides for matching of revenues and direct incremental costs associated with such activations within each reporting period. GAAP requires that activation fees charged with the sale of equipment and service to be allocated to the equipment and service based upon the relative selling prices of each item. This generally results in the recognition of the activation fee as additional wireless device revenue at the time of sale.

ETC revenues recognized in the reporting period represent the amounts which U.S. Cellular is entitled to receive for such period, as determined and approved in connection with U.S. Cellular's designation as an ETC in various states.

Amounts Collected from Customers and Remitted to Governmental Authorities

U.S. Cellular records amounts collected from customers and remitted to governmental authorities net within a tax liability account if the tax is assessed upon the customer and U.S. Cellular merely acts as an agent in collecting the tax on behalf of the imposing governmental authority. If the tax is assessed upon U.S. Cellular, then amounts collected from customers as recovery of the tax are recorded in Service revenues and amounts remitted to governmental authorities are recorded in Selling, general and administrative expenses in the Consolidated Statement of Operations. The amounts recorded gross in revenues that are billed to customers and remitted to governmental authorities totaled  $137.6 million,  $109.1 million and  $140.7 million for 2010, 2009 and 2008, respectively.

Advertising Costs

U.S. Cellular expenses advertising costs as incurred. Advertising costs totaled  $265.2 million,  $256.9 million and  $277.8 million for 2010, 2009 and 2008, respectively.

Income Taxes

U.S. Cellular is included in a consolidated federal income tax return with other members of the TDS consolidated group. TDS and U.S. Cellular are parties to a Tax Allocation Agreement which provides that U.S. Cellular and its subsidiaries be included with the TDS affiliated group in a consolidated federal income tax return and in state income or franchise tax returns in certain situations. For financial statement purposes, U.S. Cellular and its subsidiaries calculate their income, income taxes and credits as if they comprised a separate affiliated group. Under the Tax Allocation Agreement, U.S. Cellular remits its applicable income tax payments to TDS. U.S. Cellular had a tax receivable balance with TDS of  $40.8 million and a tax payable balance of  $1.7 million as of December 31, 2010 and 2009, respectively.

Deferred taxes are computed using the liability method, whereby deferred tax assets are recognized for future deductible temporary differences and operating loss carryforwards, and deferred tax liabilities are recognized for future taxable temporary differences. Both deferred tax assets and liabilities are measured using the tax rates anticipated to be in effect when the temporary differences reverse. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment. Deferred tax assets are reduced by a valuation allowance when it is more likely than not that some portion or all of the deferred tax assets will not be realized. U.S. Cellular evaluates income tax uncertainties, assesses the probability of the ultimate settlement with the applicable taxing authority and records an amount based on that assessment.

Stock-Based Compensation

U.S. Cellular has established a long-term incentive plan, an employee stock purchase plan, and a non-employee director compensation plan. Also, U.S. Cellular employees are eligible to participate in the TDS employee stock purchase plan. These plans are described more fully in Note 15—Stock-based Compensation. These plans are considered compensatory plans; therefore, recognition of compensation cost for grants made under these plans is required.

U.S. Cellular values its share-based payment transactions using a Black-Scholes valuation model. Stock-based compensation cost recognized during the period is based on the portion of the share-based payment awards that is ultimately expected to vest. Accordingly, stock-based compensation cost recognized has been reduced for estimated forfeitures. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Pre-vesting forfeitures and expected life are estimated based on historical experience related to similar awards, giving consideration to the contractual terms of the stock-based awards, vesting schedules and expectations of future employee behavior. U.S. Cellular believes that its historical experience provides the best estimates of future pre-vesting forfeitures and future expected life. The expected volatility assumption is based on the historical volatility of U.S. Cellular's common stock over a period commensurate with the expected life. The dividend yield assumption is zero because U.S. Cellular has never paid a dividend and has expressed its intention to retain all future earnings in the business. The risk-free interest rate assumption is determined using the implied yield for zero-coupon U.S. government issues with a remaining term that approximates the expected life of the stock options.

Compensation cost for stock option awards is recognized over the respective requisite service period of the awards, which is generally the vesting period, on a straight-line basis for each separate vesting portion of the awards as if the awards were, in-substance, multiple awards (graded vesting attribution method).

Defined Contribution Plans

U.S. Cellular participates in a qualified noncontributory defined contribution pension plan sponsored by TDS; such plan provides pension benefits for the employees of U.S. Cellular and its subsidiaries. Under this plan, pension benefits and costs are calculated separately for each participant and are funded currently. Pension costs were  $11.6 million,  $12.8 million and  $10.3 million in 2010, 2009 and 2008, respectively.

U.S. Cellular also participates in a defined contribution retirement savings plan (“401(k) plan”), sponsored by TDS. Total costs incurred from U.S. Cellular's contributions to the 401(k) plan were  $15.3 million,  $14.3 million and  $13.9 million in 2010, 2009 and 2008, respectively.

Operating Leases

U.S. Cellular is a party to various lease agreements for office space, retail sites, cell sites and equipment that are accounted for as operating leases. Certain leases have renewal options and/or fixed rental increases. Renewal options that are reasonably assured of exercise are included in determining the lease term. U.S. Cellular accounts for certain operating leases that contain rent abatements, lease incentives and/or fixed rental increases by recognizing lease revenue and expense on a straight-line basis over the lease term.

Recent Accounting Pronouncements

In October 2009, the FASB issued Accounting Standards Update No. 2009-14, Certain Revenue Arrangements that include Software Elements (“ASU 2009-14”). ASU 2009-14 amends accounting and reporting guidance for revenue arrangements involving both tangible products and software that is “more than incidental to the tangible product as a whole.”  ASU 2009-14 is effective for U.S. Cellular on January 1, 2011. U.S. Cellular does not anticipate that this pronouncement will have a significant impact on its financial position or results of operations.

Noncontrolling Interests	12 Months Ended
Dec. 31, 2010
Notes To The Financial Statements Abstract
Noncontrolling Interests

NOTE 2 NONCONTROLLING INTERESTS

Under GAAP, certain noncontrolling interests in consolidated entities with finite lives may meet the definition of mandatorily redeemable financial instruments. U.S. Cellular's consolidated financial statements include certain noncontrolling interests that meet this definition of mandatorily redeemable financial instruments. These mandatorily redeemable noncontrolling interests represent interests held by third parties in consolidated partnerships and limited liability companies (“LLCs”), where the terms of the underlying partnership or LLC agreement provide for a defined termination date at which time the assets of the subsidiary are to be sold, the liabilities are to be extinguished and the remaining net proceeds are to be distributed to the noncontrolling interest holders and U.S. Cellular in accordance with the respective partnership and LLC agreements. The termination dates of these mandatorily redeemable noncontrolling interests range from 2085 to 2107.

The settlement value of U.S. Cellular's mandatorily redeemable noncontrolling interests in finite-lived subsidiaries is estimated to be  $184.9 million at December 31, 2010. This amount represents the estimate of cash that would be due and payable to settle these noncontrolling interests assuming an orderly liquidation of the finite-lived consolidated partnerships and LLCs on December 31, 2010, net of estimated liquidation costs. This amount excludes redemption amounts recorded in Noncontrolling interests with redemption features in the Consolidated Balance Sheet. U.S. Cellular currently has no plans or intentions relating to the liquidation of any of the related partnerships or LLCs prior to their scheduled termination dates. The corresponding carrying value of the mandatorily redeemable noncontrolling interests in finite-lived consolidated partnerships and LLCs at December 31, 2010 was  $60.9 million, and is included in Noncontrolling interests in the Consolidated Balance Sheet. The excess of the aggregate settlement value over the aggregate carrying value of these mandatorily redeemable noncontrolling interests is primarily due to the unrecognized appreciation of the noncontrolling interest holders' share of the underlying net assets in the consolidated partnerships and LLCs. Neither the noncontrolling interest holders' share, nor U.S. Cellular's share, of the appreciation of the underlying net assets of these subsidiaries is reflected in the consolidated financial statements. The estimate of settlement value was based on certain factors and assumptions which are subjective in nature. Changes in those factors and assumptions could result in a materially larger or smaller settlement amount.

Fair Value Measurements	12 Months Ended
Dec. 31, 2010
Notes To The Financial Statements Abstract
Fair Value Measurements

NOTE 3 FAIR VALUE MEASUREMENTS

As of December 31, 2010 and 2009, U.S. Cellular did not have any financial assets or liabilities that were required to be recorded at fair value in its Consolidated Balance Sheet in accordance with GAAP. However, U.S. Cellular has applied the provisions of fair value accounting for purposes of computing the fair value of financial instruments for disclosure purposes as displayed below.

	December 31,		December 31,
	2010		2009
	Book Value	Fair Value	Book Value	Fair Value

(Dollars in thousands)
Cash and cash equivalents	$294,426	$294,426	$294,411	$294,411
Short-term investments (1)(2)
Certificates of deposit	250	250	330	330
Government-backed securities (3)	146,336	146,336	—	—
Long-term investments (1)(4)
Government-backed securities (3)	46,033	46,034	—	—
Long-term debt (5)	863,657	850,374	863,202	853,937

  Designated as held-to-maturity investments and are recorded at amortized cost in the Consolidated Balance Sheet.
  Maturities are less than twelve months from the respective balance sheet dates.
  Includes U.S. treasuries and corporate notes guaranteed under the Federal Deposit Insurance Corporation's Temporary Liquidity Guarantee Program.
  Maturities range between 14 and 24 months from the balance sheet date.
  Excludes capital lease obligations and current portion of Long-term debt.

The fair values of Cash and cash equivalents and Short-term investments approximate their book values due to the short-term nature of these financial instruments. The fair values of Long-term investments were estimated using quoted market prices for the individual issuances. The fair value of long-term debt, excluding capital lease obligations and the current portion of such long-term debt, was estimated using market prices for the 7.5% senior notes and discounted cash flow analysis for the 6.7% senior notes.

As of December 31, 2009, U.S. Cellular had certain Licenses recorded at fair value in its Consolidated Balance Sheet as a result of impairment losses recognized at or proximate to December 31, 2009. For Licenses recorded at fair value, the following table provides information regarding their classification in the fair value hierarchy:

		Fair Value Measurements Using
Description	December 31, 2009	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total (Losses) (1)
(Dollars in thousands)
Licenses recorded at fair value	$57,000	$—	$—	$57,000	$(14,000)

  These losses represent the excess carrying value of the Licenses over their estimated fair values at November 1, 2009, the impairment testing date in the fourth quarter of 2009. Such amount is recorded as Loss on impairment of intangible assets in the Consolidated Statement of Operations.

See Note 1—Summary of Significant Accounting Policies and Recent Accounting Pronouncements for information regarding the methods and assumptions used to estimate the fair values for Licenses and a description of the levels in the fair value hierarchy.

Income Taxes	12 Months Ended
Dec. 31, 2010
Notes To The Financial Statements Abstract
Income Taxes

NOTE 4 INCOME TAXES

U.S. Cellular's Prepaid income taxes were  $41.4 million and  $0.7 million at December 31, 2010 and 2009, respectively. At December 31, 2010, Prepaid income taxes included prepaid federal income taxes of  $39.7 million and prepaid state income taxes of  $1.7 million. At December 31, 2009, Prepaid income taxes included prepaid state income taxes of  $0.7 million, and Accrued taxes included  $2.0 million of accrued federal income taxes. The timing of the enactment of federal bonus depreciation provisions in 2010 caused a significant increase in prepaid federal income taxes at December 31, 2010.

Income tax expense is summarized as follows:

Year Ended December 31,	2010	2009	2008
(Dollars in thousands)
Current
Federal	$19,290	$69,942	$76,305
State	(11,059)	648	10,089
Deferred
Federal	55,740	40,368	(50,808)
State	15,638	5,128	(28,126)
	$79,609	$116,086	$7,460

A reconciliation of U.S. Cellular's income tax expense computed at the statutory rate to the reported income tax expense, and the statutory federal income tax expense rate to U.S. Cellular's effective income tax expense rate is as follows:

Year Ended December 31,	2010		2009		2008
	Amount	Rate	Amount	Rate	Amount	Rate
(Dollars in millions)
Statutory federal income tax expense and rate	$82.3	35.0%	$120.6	35.0%	$23.0	35.0%
State income taxes, net of federal benefit	4.7	2.0	—	—	(10.7)	(16.3)
Effect of noncontrolling interests	(4.6)	(1.9)	(4.8)	(1.4)	(4.5)	(6.8)
Effect of gains (losses) on investments,
sales of assets and impairment of assets	—	—	—	—	1.3	2.0
Other differences, net	(2.8)	(1.2)	0.3	0.1	(1.6)	(2.5)
Effective income tax expense and rate	$79.6	33.9%	$116.1	33.7%	$7.5	11.4%

U.S. Cellular's current net deferred tax asset totaled  $26.8 million and  $21.6 million at December 31, 2010 and 2009, respectively. The 2010 and 2009 current net deferred tax asset primarily represents the deferred tax effects of accrued liabilities and the allowance for doubtful accounts on customer receivables.

U.S. Cellular's noncurrent deferred income tax assets and liabilities at December 31, 2010 and 2009 and the temporary differences that gave rise to them were as follows:

December 31,	2010	2009
(Dollars in thousands)
Noncurrent deferred tax assets
Net operating loss ("NOL") carryforwards	$33,724	$26,884
Stock-based compensation	17,204	15,526
Other	38,998	35,584
	89,926	77,994
Less valuation allowance	(28,252)	(17,977)
Total noncurrent deferred tax assets	61,674	60,017
Noncurrent deferred tax liabilities
Licenses/intangibles	246,599	221,754
Property, plant and equipment	319,659	286,768
Partnership investments	71,566	61,272
Other	3,619	4,217
Total noncurrent deferred tax liabilities	641,443	574,011
Net noncurrent deferred income tax liability	$579,769	$513,994

At December 31, 2010, U.S. Cellular and certain subsidiaries had  $617.9 million of state NOL carryforwards (generating a  $27.8 million deferred tax asset) available to offset future taxable income primarily of the individual subsidiaries which generated the losses. The state NOL carryforwards expire between 2011 and 2030. Certain subsidiaries had federal NOL carryforwards (generating a  $5.9 million deferred tax asset) available to offset future taxable income. The federal NOL carryforwards expire between 2011 and 2030. A valuation allowance was established for certain state NOL carryforwards and federal NOL carryforwards since it is more likely than not that a portion of such carryforwards will expire before they can be utilized.

At December 31, 2010 and 2009, U.S. Cellular had  $32.5 million and  $34.4 million, respectively, in unrecognized tax benefits. If these benefits were recognized, they would have reduced income tax expense in 2010 and 2009 by  $21.1 million and  $18.9 million, respectively, net of the federal benefit from state income taxes.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2010	2009	2008
(Dollars in thousands)
Balance at January 1,	$34,442	$27,786	$33,890
Additions for tax positions of current year	5,119	4,966	4,858
Additions for tax positions of prior years	550	3,114	692
Reductions for tax positions of prior years	(1,560)	(1,399)	(5,320)
Reductions for settlements of tax positions	(5,938)	—	(3,177)
Reductions for lapses in statutes of limitations	(66)	(25)	(3,157)
Balance at December 31,	$32,547	$34,442	$27,786

Unrecognized tax benefits are included in Accrued taxes and Other deferred liabilities and credits in the Consolidated Balance Sheet.

As of December 31, 2010, U.S. Cellular believes it is reasonably possible that unrecognized tax benefits could decrease by approximately  $7.0 million in the next twelve months. The nature of the uncertainty primarily relates to state income tax positions and the expiration of statutes of limitation.

U.S. Cellular recognizes accrued interest and penalties related to unrecognized tax benefits in income tax expense. The amounts charged to income tax expense related to interest and penalties totaled  $3.0 million,  $2.1 million and  $4.4 million in 2010, 2009 and 2008, respectively. Accrued interest and penalties were  $19.3 million and  $15.7 million at December 31, 2010 and 2009, respectively.

U.S. Cellular is included in TDS' consolidated federal income tax return. U.S. Cellular also files various state and local income tax returns. The TDS consolidated group remains subject to federal income tax audits for the tax years after 2007.

In conjunction with an Internal Revenue Service (“IRS”) audit of the TDS consolidated group's federal income tax returns for the tax years 2002 through 2005, TDS made a  $38 million deposit with the IRS in 2009 related to an initial proposed assessment made by the IRS related to a specific tax position.  U.S. Cellular then paid TDS a  $34 million deposit in 2009, which represented U.S. Cellular's proportionate share of the TDS deposit.  The purpose of the deposit was to eliminate any potential interest expense subsequent to the deposit.  The IRS subsequently conceded the specific tax position, and after closure of the IRS audit for the tax years 2002 through 2005, the IRS returned this  $38 million deposit to TDS in 2010, and TDS also returned U.S. Cellular's  $34 million deposit in 2010.

Variable Interest Entities	12 Months Ended
Dec. 31, 2010
Notes To The Financial Statements Abstract
Variable Interest Entities

NOTE 5 VARIABLE INTEREST ENTITIES (VIEs)

From time to time, the FCC conducts auctions through which additional spectrum is made available for the provision of wireless services.  U.S. Cellular participated in spectrum auctions indirectly through its interests in Aquinas Wireless L.P. (“Aquinas Wireless”), King Street Wireless L.P. (“King Street Wireless”), Barat Wireless L.P. (“Barat Wireless”) and Carroll Wireless L.P. (“Carroll Wireless”), collectively, the “limited partnerships.” Each limited partnership participated in and was awarded spectrum licenses in one of four separate spectrum auctions (FCC Auctions 78, 73, 66 and 58). Each limited partnership qualified as a “designated entity” and thereby was eligible for bidding credits with respect to licenses purchased in accordance with the rules defined by the FCC for each auction. In most cases, the bidding credits resulted in a 25% discount from the gross winning bid.

Consolidated VIEs

As of December 31, 2010, U.S. Cellular consolidates the following VIEs under GAAP:

  Aquinas Wireless;
  King Street Wireless and King Street Wireless, Inc., the general partner of King Street Wireless;
  Barat Wireless and Barat Wireless, Inc., the general partner of Barat Wireless; and
  Carroll Wireless and Carroll PCS, Inc., the general partner of Carroll Wireless.

U.S. Cellular holds a variable interest in the entities listed above. It has made capital contributions and/or advances to these entities. The power to direct the activities of the VIEs that most significantly impact their economic performance is shared. Specifically, the general partner of each of these VIEs has the exclusive right to manage, operate and control the limited partnerships and make all decisions to carry on the business of the partnerships; however, the general partner of each partnership needs consent of the limited partner, a U.S. Cellular subsidiary, to sell or lease certain licenses, to make certain large expenditures, admit other partners or liquidate the limited partnerships. Although the power to direct the activities of the VIEs is shared, U.S. Cellular has a disproportionate level of exposure to the variability associated with the economic performance of the VIEs, indicating that U.S. Cellular is the primary beneficiary of the VIEs in accordance with GAAP. Accordingly, these VIEs are consolidated.

Following is a summary of the capital contributions and advances made to each entity by U.S. Cellular as of December 31, 2010. The amounts shown in the table below exclude funds provided to these entities solely from the shareholder of the general partner.

(Dollars in thousands)
Aquinas Wireless	$2,132
King Street Wireless & King Street Wireless, Inc.	300,904
Barat Wireless & Barat Wireless, Inc.	127,685
Carroll Wireless & Carroll PCS, Inc.	131,294
$562,015

The following table presents the classification of the consolidated VIEs' assets and liabilities in U.S. Cellular's Consolidated Balance Sheet.

December 31,	2010	2009
(Dollars in thousands)
Assets
Cash	$1,673	$679
Other current assets	323	393
Licenses	487,962	487,962
Property, plant and equipment	1,548	440
Total assets	$491,506	$489,474

Liabilities
Customer deposits and deferred revenues	$95	$70
Total liabilities	$95	$70

Other Related Matters

U.S. Cellular may agree to make additional capital contributions and/or advances to the VIEs discussed above and/or to their general partners to provide additional funding for the development of licenses granted in the various auctions.  U.S. Cellular may finance such amounts with a combination of cash on hand, borrowings under its revolving credit agreement and/or long-term debt.  There is no assurance that U.S. Cellular will be able to obtain additional financing on commercially reasonable terms or at all to provide such financial support.

The limited partnership agreements also provide the general partner with a put option whereby the general partner may require the limited partner, a subsidiary of U.S. Cellular, to purchase its interest in the limited partnership.  The general partner's put options related to its interests in Carroll Wireless, Barat Wireless, King Street Wireless and Aquinas Wireless will become exercisable in 2013, 2017, 2019 and 2020, respectively. The put option price is determined pursuant to a formula that takes into consideration fixed interest rates and the market value of U.S. Cellular's Common Shares.  Upon exercise of the put option, the general partner is required to repay borrowings due to U.S. Cellular.  If the general partner does not elect to exercise its put option, the general partner may trigger an appraisal process in which the limited partner (a subsidiary of U.S. Cellular) may have the right, but not the obligation, to purchase the general partner's interest in the limited partnership at a price and on other terms and conditions specified in the limited partnership agreement.  In accordance with requirements under GAAP, U.S. Cellular is required to calculate a theoretical redemption value for all of the puts assuming they are exercisable at the end of each reporting period, even though such exercise is not contractually permitted.  Pursuant to GAAP, this theoretical redemption value, net of amounts payable to U.S. Cellular for loans (and accrued interest thereon) made by U.S. Cellular to the general partners, is recorded as Noncontrolling interests with redemption features in U.S. Cellular's Consolidated Balance Sheet.  Also in accordance with GAAP, changes in the redemption value of the put options, net of interest accrued on the loans, are recorded as a component of Net income attributable to noncontrolling interests, net of tax, in U.S. Cellular's Consolidated Statements of Operations.

These VIEs are in the process of developing Long-Tern Evolution (“LTE”) deployment plans. These entities were formed to participate in FCC auctions of wireless spectrum and to fund, establish, and provide wireless service with respect to any FCC licenses won in the auctions. As such, these entities have risks similar to those described in the “Risk Factors” in U.S. Cellular's Annual Report on Form 10-K.

Earnings Per Share	12 Months Ended
Dec. 31, 2010
Notes To The Financial Statements Abstract
Earnings per Share

NOTE 6 EARNINGS PER SHARE

Basic earnings per share attributable to U.S. Cellular shareholders is computed by dividing Net income attributable to U.S. Cellular shareholders by the weighted average number of common shares outstanding during the period. Diluted earnings per share attributable to U.S. Cellular shareholders is computed by dividing Net income attributable to U.S. Cellular shareholders by the weighted average number of common shares outstanding during the period adjusted to include the effects of potentially dilutive securities. Potentially dilutive securities primarily include incremental shares issuable upon exercise of outstanding stock options and the vesting of restricted stock units.

The amounts used in computing Earnings per Common and Series A Common Share and the effects of potentially dilutive securities on the weighted average number of Common and Series A Common Shares are as follows:

Year ended December 31,	2010	2009	2008
(Dollars and shares in thousands,
except earnings per share)
Net income attributable to U.S. Cellular shareholders	$132,324	$206,732	$33,140

Weighted average number of shares used
in basic earnings per share	86,128	86,946	87,457
Effect of dilutive securities:
Stock options	89	21	150
Restricted stock units	301	201	147
Weighted average number of shares used
in diluted earnings per share	86,518	87,168	87,754

Basic earnings per share attributable to
U.S. Cellular shareholders	$1.54	$2.38	$0.38

Diluted earnings per share attributable to
U.S. Cellular shareholders	$1.53	$2.37	$0.38

Certain Common Shares issuable upon the exercise of stock options or vesting of restricted stock units were not included in average diluted shares outstanding for the calculation of Diluted earnings per share because their effects were antidilutive. The number of such Common Shares excluded is shown in the table below.

	2010	2009	2008
(Shares in thousands)
Stock options	1,771	2,045	1,103

Restricted stock units	224	193	176

Acquisitions, Divestures and Exchanges	12 Months Ended
Dec. 31, 2010
Notes To The Financial Statements Abstract
Acquisitions, Divestures and Exchanges

NOTE 7 ACQUISITIONS, DIVESTITURES AND EXCHANGES

U.S. Cellular assesses its existing wireless interests on an ongoing basis with a goal of improving the competitiveness of its operations and maximizing its long-term return on capital. As part of this strategy, U.S. Cellular reviews attractive opportunities to acquire additional wireless operating markets and wireless spectrum. In addition, U.S. Cellular may seek to divest outright or include in exchanges for other wireless interests those markets and wireless interests that are not strategic to its long-term success.

U.S. Cellular acquisitions in 2010, 2009 and 2008 and the allocation of the purchase price for these acquisitions were as follows:

		Allocation of Purchase Price
	Purchase price (1)	Goodwill (2)	Licenses	Customer lists	Net tangible assets (liabilities)
(Dollars in thousands)

2010
Licenses	$17,101	$—	$17,101	$—	$—
Total	$17,101	$—	$17,101	$—	$—

2009
Licenses	$15,750	$—	$15,750	$—	$—
Total	$15,750	$—	$15,750	$—	$—

2008
FCC Auction 73 licenses (3)	$300,479	$—	$300,479	$—	$—
Other licenses	32,340	—	32,340	—	—
Businesses	9,152	2,963	4,803	1,045	341
Total	$341,971	$2,963	$337,622	$1,045	$341

(1)       Cash amounts paid for the acquisitions may differ from the purchase price due to cash acquired in the transactions and the timing of cash payments related to the respective transactions.

(2)        $1.6 million of the goodwill was amortizable for income tax purposes in 2008.

(3)       King Street Wireless L.P., an entity in which a subsidiary of U.S. Cellular is a limited partner, made these payments. U.S. Cellular loaned these funds to the partnership and the general partner and made direct capital investments to fund the auction payment.

Licenses and Goodwill	12 Months Ended
Dec. 31, 2010
Notes To The Financial Statements Abstract
Licenses and Goodwill

NOTE 8 LICENSES AND GOODWILL

Changes in U.S. Cellular's licenses and goodwill are presented below. See Note 7—Acquisitions, Divestitures and Exchanges for information regarding transactions which affected licenses and goodwill during the periods.

Licenses
Year Ended December 31,	2010	2009
(Dollars in thousands)
Balance, beginning of year	$1,435,000	$1,433,415
Acquisitions	17,101	15,750
Impairment	—	(14,000)
Other	—	(165)
Balance, end of year	$1,452,101	$1,435,000

Goodwill
Year Ended December 31,	2010	2009
(Dollars in thousands)
Assigned value at time of acquisition	$494,737	$494,279
Accumulated impairment losses in prior periods	—	—
Balance, beginning of period	494,737	494,279
Impairment	—	—
Acquisitions	—	—
Other	—	458
Balance, end of period	$494,737	$494,737

See Note 1—Summary of Significant Accounting Policies and Recent Accounting Pronouncements for a description of accounting policies related to licenses and goodwill.

2010 Impairment Assessment

In 2010, U.S. Cellular completed the required annual impairment assessment of its licenses and goodwill in the fourth quarter. The assessment resulted in no impairment of goodwill or licenses.

2009 Impairment Assessment

In 2009, U.S. Cellular completed the required annual impairment assessment of its licenses and goodwill in the fourth quarter. The assessment resulted in no impairment of goodwill and an impairment loss of  $14.0 million on licenses. The entire impairment loss relates to licenses in developed operating markets (built licenses).

2008 Impairment Assessment

In 2008, U.S. Cellular completed the required annual impairment assessment of its licenses and goodwill as of April 1. As a result of the deterioration in the credit and financial markets and the decline of the overall economy in the fourth quarter of 2008, U.S. Cellular performed an interim impairment assessment of licenses and goodwill as of December 31, 2008. The assessment resulted in no impairment of goodwill and an impairment loss of  $386.7 million on licenses. Of the  $386.7 million,  $330.6 million related to licenses in developed operating markets (built licenses) and  $56.1 million related to licenses that are not being utilized (unbuilt licenses).

Investment in Unconsolidated Entities	12 Months Ended
Dec. 31, 2010
Notes To The Financial Statements Abstract
Investment in Unconsolidated Entities

NOTE 9 INVESTMENTS IN UNCONSOLIDATED ENTITIES

Investments in unconsolidated entities consist of amounts invested in wireless entities which are accounted for using either the equity or cost method as shown in the following table:

December 31,	2010	2009
(Dollars in thousands)
Equity method investments:
Capital contributions, loans and advances	$21,714	$21,120
Goodwill	1,171	1,171
Cumulative share of income	857,533	768,005
Cumulative share of distributions	(721,182)	(630,426)
	159,236	159,870
Cost method investments	1,611	1,611
Total investments in unconsolidated entities	$160,847	$161,481

Equity in earnings of unconsolidated entities totaled  $97.3 million,  $96.8 million and  $92.0 million in 2010, 2009 and 2008, respectively; of those amounts, U.S. Cellular's investment in the Los Angeles SMSA Limited Partnership (“LA Partnership”) contributed  $64.8 million,  $64.7 million and  $66.1 million in 2010, 2009 and 2008, respectively. U.S. Cellular held a 5.5% ownership interest in the LA Partnership throughout and at the end of each of these years.

The following tables, which are based on information provided in part by third parties, summarize the combined assets, liabilities and equity, and the combined results of operations of U.S. Cellular's equity method investments:

December 31,	2010	2009
(Dollars in thousands)
Assets
Current	$411,000	$418,000
Due from affiliates	377,000	468,000
Property and other	1,962,000	1,869,000
	$2,750,000	$2,755,000

Liabilities and Equity
Current liabilities	$277,000	$249,000
Deferred credits	70,000	68,000
Long-term liabilities	25,000	26,000
Long-term capital lease obligations	44,000	43,000
Partners' capital and shareholders' equity	2,334,000	2,369,000
	$2,750,000	$2,755,000

Year Ended December 31,	2010	2009	2008
(Dollars in thousands)
Results of Operations
Revenues	$4,950,000	$4,793,000	$4,764,000
Operating expenses	3,549,000	3,418,000	3,358,000
Operating income	1,401,000	1,375,000	1,406,000
Other income, net	38,000	43,000	27,000
Net income	$1,439,000	$1,418,000	$1,433,000

Property, Plant and Equipment	12 Months Ended
Dec. 31, 2010
Notes To The Financial Statements Abstract
Property, Plant and Equipment

NOTE 10 PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment in service and under construction, and related accumulated depreciation and amortization, as of December 31, 2010 and 2009 were as follows:

	Useful Lives
December 31,	(Years)	2010	2009
(Dollars in thousands)
Land	N/A	$26,791	$26,017
Buildings	20	317,474	300,285
Leasehold and land improvements	1-30	1,042,675	976,828
Cell site equipment	6-25	2,619,135	2,394,222
Switching equipment	1-8	943,843	862,826
Office furniture and equipment	3-5	610,434	549,871
Other operating equipment	5-25	365,455	341,988
System development	3-7	325,050	258,073
Work in process	N/A	131,724	174,197
		6,382,581	5,884,307
Accumulated depreciation and amortization		(3,767,509)	(3,282,969)
		$2,615,072	$2,601,338

Depreciation and amortization expense totaled  $561.6 million,  $553.7 million and  $560.1 million in 2010, 2009 and 2008, respectively.

In 2010, 2009 and 2008, Loss on asset disposals, net included charges of  $10.7 million,  $16.2 million and  $17.4 million, respectively, related to disposals of assets, trade-ins of older assets for replacement assets and other retirements of assets from service.

Asset Retirement Obligation	12 Months Ended
Dec. 31, 2010
Notes To The Financial Statements Abstract
Asset Retirement Obligation

NOTE 11 ASSET RETIREMENT OBLIGATIONS

U.S. Cellular is subject to asset retirement obligations associated with its leased cell sites, switching office sites, retail store sites and office locations. Asset retirement obligations generally include obligations to restore leased land and retail store and office premises to their pre-lease conditions. These obligations are included in Other deferred liabilities and credits in the Consolidated Balance Sheet.

During 2010 and 2009, U.S. Cellular performed a review of the assumptions and estimated costs related to its asset retirement obligations. The results of the reviews (identified as “Revisions in estimated cash outflows”) and other changes in asset retirement obligations during 2010 and 2009 were as follows:

	2010	2009
(Dollars in thousands)
Balance, beginning of period	$162,665	$148,982
Additional liabilities accrued	4,757	3,935
Revisions in estimated cash outflows	1,317	(47)
Disposition of assets	(2,086)	(1,128)
Accretion expense	12,150	10,923
Balance, end of period	$178,803	$162,665

Notes Payable	12 Months Ended
Dec. 31, 2010
Notes To The Financial Statements Abstract
Notes Payable

NOTE 12 DEBT

Revolving Credit Facility

Prior to December 17, 2010, U.S. Cellular had a  $300 million revolving credit facility available for general corporate purposes. On December 17, 2010, U.S. Cellular entered into a new  $300 million revolving credit agreement with certain lenders and other parties. As a result, U.S. Cellular's  $300 million revolving credit agreement due to expire in June 2012, was terminated on December 17, 2010. The new revolving credit agreement is due to expire in December 2015. Amounts under the new revolving credit facility may be borrowed, repaid and reborrowed from time to time from and after December 17, 2010 until maturity in December 2015.

At December 31, 2010, U.S. Cellular had no outstanding borrowings and  $0.2 million of outstanding letters of credit under the new revolving credit facility, leaving  $299.8 million available for use. Borrowings under the new revolving credit facility bear interest at the LIBOR (or, at U.S. Cellular's option, an alternate “Base Rate” as defined in the revolving credit agreement) plus a contractual spread based on U.S. Cellular's credit rating. U.S. Cellular may select borrowing periods of either one, two, three or six months (or other period of twelve months or less requested by U.S. Cellular if approved by the lenders). At December 31, 2010, the one-month LIBOR was 0.26% and the contractual spread was 200 basis points. If U.S. Cellular provides less than three business days notice of intent to borrow, interest on borrowings is at the Base Rate plus the contractual spread. The new revolving credit facility required U.S. Cellular to pay fees at an aggregate rate of 0.9% of the total  $300 million facility in 2010. Total fees recognized under the new and previous U.S. Cellular revolving credit facilities were  $3.8 million,  $5.9 million and  $1.7 million in 2010, 2009 and 2008, respectively.

U.S. Cellular did not borrow against the revolving credit facilities in 2010 or 2009.

U.S. Cellular's interest cost on its new revolving credit facility is subject to increase if its current credit rating from Standard & Poor's Rating Service, Moody's Investors Service and/or Fitch Ratings is lowered, and is subject to decrease if the rating is raised. The new credit facility would not cease to be available nor would the maturity date accelerate solely as a result of a downgrade in U.S. Cellular's credit rating. However, a downgrade in U.S. Cellular's credit rating could adversely affect its ability to renew the credit facility or obtain access to other credit facilities in the future.

The new revolving credit facility has a commitment fee based on the senior unsecured debt rating assigned to U.S. Cellular by certain ratings agencies. The range of the commitment fee is 0.20% to 0.45% of the unused portion of the revolving credit facility.

At December 31, 2010, U.S. Cellular has recorded  $4.3 million of issuance costs related to the new and previous revolving credit facilities which is included in Other assets and deferred charges in the Consolidated Balance Sheet. Of this amount,  $2.2 million relates to obtaining the new credit facility in 2010, and  $2.1 million relates to the previous credit facility. These amounts will be amortized on a straight-line basis over the five-year term of the new credit facility.

The maturity date of any borrowings under U.S. Cellular's new revolving credit facility would accelerate in the event of a change in control.

The continued availability of the new revolving credit facility requires U.S. Cellular to comply with certain negative and affirmative covenants, maintain certain financial ratios and make representations regarding certain matters at the time of each borrowing. U.S. Cellular believes it was in compliance as of December 31, 2010 with all covenants and other requirements set forth in its new revolving credit facility.

In connection with U.S. Cellular's new revolving credit facility, TDS and U.S. Cellular entered into a subordination agreement dated December 17, 2010 together with the administrative agent for the lenders under U.S. Cellular's new revolving credit agreement. Pursuant to this subordination agreement, (a) any consolidated funded indebtedness from U.S. Cellular to TDS will be unsecured and (b) any (i) consolidated funded indebtedness from U.S. Cellular to TDS (other than “refinancing indebtedness” as defined in the subordination agreement) in excess of  $105,000,000, and (ii) refinancing indebtedness in excess of  $250,000,000, will be subordinated and made junior in right of payment to the prior payment in full of obligations to the lenders under U.S. Cellular's new revolving credit agreement. As of December 31, 2010, U.S. Cellular had no outstanding consolidated funded indebtedness or refinancing indebtedness that was subordinated to the new revolving credit agreement pursuant to the subordination agreement.

Long-Term Debt

Long-term debt at December 31, 2010 and 2009 was as follows:

December 31,	2010	2009
(Dollars in thousands)
6.7% senior notes maturing in 2033	$544,000	$544,000
Unamortized discount	(10,343)	(10,798)
	533,657	533,202
7.5% senior notes maturing in 2034	330,000	330,000
Obligation on capital leases	4,385	4,396
Total long-term debt	868,042	867,598
Less: Current portion of long-term debt	101	76
Total long-term debt, excluding current portion	$867,941	$867,522

Unsecured Notes

The 6.7% senior notes are due December 15, 2033. Interest is payable semi-annually. U.S. Cellular may redeem the notes, in whole or in part, at any time prior to maturity at a redemption price equal to the greater of (a) 100% of the principal amount of such notes, plus accrued and unpaid interest, or (b) the sum of the present values of the remaining scheduled payments of principal and interest thereon discounted to the redemption date on a semi-annual basis at the Treasury Rate plus 30 basis points.

The 7.5% senior notes are due June 15, 2034. Interest on the notes is payable quarterly. U.S. Cellular may redeem the notes, in whole or in part, at any time on or after June 17, 2009, at a redemption price equal to 100% of the principal amount redeemed plus accrued and unpaid interest.

General

The covenants of the long-term debt obligations place certain restrictions on U.S. Cellular, including restrictions on the ability of its subsidiaries, subject to certain exclusions, to incur additional liens, enter into sale and leaseback transactions, and sell, consolidate or merge assets.

U.S. Cellular's long-term debt indenture does not contain any provisions resulting in acceleration of the maturities of outstanding debt in the event of a change in U.S. Cellular's credit rating. However, a downgrade in U.S. Cellular's credit rating could adversely affect its ability to obtain long-term debt financing in the future.

U.S. Cellular does not have any annual requirements for principal payments on long-term debt over the next five years (excluding capital lease obligations).

Commitments and Contingencies	12 Months Ended
Dec. 31, 2010
Notes To The Financial Statements Abstract
Commitments and Contingencies

NOTE 13 COMMITMENTS AND CONTINGENCIES

Lease Commitments

U.S. Cellular is a party to various lease agreements, both as lessee and lessor, for office space, retail store sites, cell sites and equipment which are accounted for as operating leases. Certain leases have renewal options and/or fixed rental increases. Renewal options that are reasonably assured of exercise are included in determining the lease term. Any rent abatements or lease incentives, in addition to fixed rental increases, are included in the calculation of rent expense and calculated on a straight-line basis over the defined lease term.

U.S. Cellular accounts for certain lease agreements as capital leases. The short- and long-term portions of capital lease obligations totaled  $0.1 million and  $4.3 million, respectively, as of December 31, 2010, and  $0.1 million and  $4.3 million, respectively, as of December 31, 2009. The short- and long-term portions of capital lease obligations are included in Current portion of long-term debt and Long-term debt in the Consolidated Balance Sheet.

As of December 31, 2010, future minimum rental payments required under operating and capital leases and rental receipts expected under operating leases that have noncancellable lease terms in excess of one year were as follows:

	Operating Leases	Operating Leases	Capital Leases
	Future Minimum	Future Minimum	Future Minimum
	Rental Payments	Rental Receipts	Rental Payments
(Dollars in thousands)
2011	$142,437	$33,813	$532
2012	120,887	28,723	544
2013	101,211	22,100	560
2014	77,111	16,170	568
2015	59,812	7,237	576
Thereafter	676,671	634	5,811
Total	$1,178,129	$108,677	8,591
Less: Interest expense			(4,206)
Present value of minimum lease payments			4,385
Less: Current portion of obligations under capital leases			(101)
Long-term portion of obligations under capital leases			$4,284

Rent expense totaled  $163.1 million,  $155.7 million and  $138.6 million in 2010, 2009 and 2008, respectively.

Rent revenue totaled  $35.4 million,  $31.8 million and  $26.8 million in 2010, 2009 and 2008, respectively.

Agreements

On August 17, 2010, U.S. Cellular and Amdocs Software Systems Limited (“Amdocs”) entered into agreements to develop a Billing and Operational Support System (“B/OSS”). Amdocs will license to U.S. Cellular certain customer order and relationship management, revenue management and billing software relating to the B/OSS.

The implementation of the licensed systems commenced in September 2010, and is expected to take over two years to complete. The total estimated amount to be paid to Amdocs with respect to the agreements for delivery of the B/OSS is  $73 million, and is expected to be paid out from August 2010 to October 2012. At December 31, 2010,  $11 million of the total  $73 million commitment has been paid to Amdocs. U.S. Cellular anticipates capitalizing a majority of these costs as Systems development costs and amortizing such capitalized costs over the estimated useful life of the B/OSS system. U.S. Cellular also is committed to purchase maintenance for an aggregate amount of approximately  $35 million over a period of seven years, beginning in 2013.

Indemnifications

U.S. Cellular enters into agreements in the normal course of business that provide for indemnification of counterparties.  The terms of the indemnifications vary by agreement.  The events or circumstances that would require U.S. Cellular to perform under these indemnities are transaction specific; however, these agreements may require U.S. Cellular to indemnify the counterparty for costs and losses incurred from litigation or claims arising from the underlying transaction.  U.S. Cellular is unable to estimate the maximum potential liability for these types of indemnifications as the amounts are dependent on the outcome of future events, the nature and likelihood of which cannot be determined at this time.  Historically, U.S. Cellular has not made any significant indemnification payments under such agreements.

Legal Proceedings

U.S. Cellular is involved or may be involved from time to time in legal proceedings before the FCC, other regulatory authorities, and/or various state and federal courts.  If U.S. Cellular believes that a loss arising from such legal proceedings is probable and can be reasonably estimated, an amount is accrued in the financial statements for the estimated loss.  If only a range of loss can be determined, the best estimate within that range is accrued; if none of the estimates within that range is better than another, the low end of the range is accrued.  The assessment of the expected outcomes of legal proceedings is a highly subjective process that requires judgments about future events.  The legal proceedings are reviewed at least quarterly to determine the adequacy of accruals and related financial statement disclosures.  The ultimate outcomes of legal proceedings could differ materially from amounts accrued in the financial statements.

U.S. Cellular has accrued  $1.5 million with respect to legal proceedings and unasserted claims as of December 31, 2010 and 2009. U.S. Cellular has not accrued any amount for legal proceedings if it cannot estimate the amount of the possible loss or range of loss. U.S. Cellular does not believe that the amount of any contingent loss in excess of the amounts accrued would be material.

Common Shareholders' Equity	12 Months Ended
Dec. 31, 2010
Notes To The Financial Statements Abstract
Common Shareholders' Equity

NOTE 14 COMMON SHAREHOLDERS' EQUITY

Tax-Deferred Savings Plan

U.S. Cellular has reserved 67,215 Common Shares for issuance under the TDS Tax-Deferred Savings Plan, a qualified profit-sharing plan pursuant to Sections 401(a) and 401(k) of the Internal Revenue Code. Participating employees have the option of investing their contributions in a U.S. Cellular Common Share fund, a TDS Common Share fund, a TDS Special Common Share fund, or certain unaffiliated funds.

Series A Common Shares

Series A Common Shares are convertible on a share-for-share basis into Common Shares. In matters other than the election of directors, each Series A Common Share is entitled to ten votes per share, compared to one vote for each Common Share. The Series A Common Shares are entitled to elect 75% of the directors (rounded down), and the Common Shares elect 25% of the directors (rounded up). As of December 31, 2010, a majority of U.S. Cellular's Common Shares and all of U.S. Cellular's outstanding Series A Common Shares were held by TDS.

Common Share Repurchase Program

On November 17, 2009, the Board of Directors of U.S. Cellular authorized the repurchase of up to 1,300,000 Common Shares on an annual basis beginning in 2009 and continuing each year thereafter, on a cumulative basis. These purchases will be made pursuant to open market purchases, block purchases, private purchases, or otherwise, depending on market prices and other conditions. This authorization does not have an expiration date.

Share repurchases made under this authorization and prior authorizations, were as follows:

Year Ended December 31,	Number of Shares	Average Cost Per Share	Amount
(Dollars and share amounts in thousands)
2010
U.S. Cellular Common Shares	1,235	$42.76	$52,827

2009
U.S. Cellular Common Shares	887	$37.86	$33,585

2008
U.S. Cellular Common Shares	600	$54.87	$32,920

Pursuant to certain employee and non-employee benefit plans, U.S. Cellular reissued 241,954, 147,414 and 283,567 Treasury Shares in 2010, 2009 and 2008, respectively.

Stock Based Compensation	12 Months Ended
Dec. 31, 2010
Notes To The Financial Statements Abstract
Stock Based Compensation

NOTE 15 STOCK-BASED COMPENSATION

U.S. Cellular has established the following stock-based compensation plans: a long-term incentive plan, an employee stock purchase plan, and a non-employee director compensation plan. Also, U.S. Cellular employees are eligible to participate in the TDS employee stock purchase plan.

Under the U.S. Cellular 2005 Long-Term Incentive Plan, U.S. Cellular may grant fixed and performance-based incentive and non-qualified stock options, restricted stock, restricted stock units, and deferred compensation stock unit awards to key employees. At December 31, 2010, the only types of awards outstanding are fixed non-qualified stock option awards, restricted stock unit awards, and deferred compensation stock unit awards.

At December 31, 2010, U.S. Cellular had reserved 6,081,000 Common Shares for equity awards granted and to be granted under the 2005 Long-Term Incentive Plan, and also had reserved 35,000 Common Shares for issuance to employees under an employee stock purchase plan. The maximum number of U.S. Cellular Common Shares that may be issued to employees under all stock-based compensation plans in effect at December 31, 2010, was 6,116,000.

U.S. Cellular also has established a Non-Employee Director Compensation Plan under which it has reserved 39,000 Common Shares for issuance as compensation to members of the Board of Directors who are not employees of U.S. Cellular or TDS.

U.S. Cellular uses treasury stock to satisfy requirements for Common Shares issued pursuant to its various stock-based compensation plans.

Long-Term Incentive Plan—Stock Options—Stock options granted to key employees are exercisable over a specified period not in excess of ten years. Stock options generally vest over periods of between three and four years from the date of grant. Stock options outstanding at December 31, 2010 expire between 2011 and 2020. However, vested stock options typically expire 30 days after the effective date of an employee's termination of employment for reasons other than retirement. Employees who leave at the age of retirement have 90 days (or one year if they satisfy certain requirements) within which to exercise their vested stock options. The exercise price of the option generally equals the market value of U.S. Cellular Common Shares on the date of grant.

U.S. Cellular estimated the fair value of stock options granted during 2010, 2009, and 2008 using the Black-Scholes valuation model and the assumptions shown in the table below.

		2010	2009	2008
Expected life		0.9-8.0 Years	3.9 Years	3.7 Years
Expected volatility		26.9%-43.9%	40.3%-44.2%	28.1%-40.3%
Dividend yield	1	0%	0%	0%
Risk-free interest rate		0.4%-3.1%	1.2%-2.2%	1.2%-3.5%
Estimated annual forfeiture rate		0.0%-8.4%	6.9%	11.3%

The fair value of options is recognized as compensation cost using an accelerated attribution method over the requisite service periods of the awards, which is generally the vesting period.

A summary of U.S. Cellular stock options outstanding (total and portion exercisable) and changes during the three years ended December 31, 2010, is presented in the table below:

					Weighted
					Average
		Weighted	Weighted		Remaining
		Average	Average	Aggregate	Contractual
	Number of	Exercise	Grant Date	Intrinsic	Life
	Options	Price	Fair Value	Value	(in years)

Outstanding at December 31, 2007	1,399,000	$51.65
(544,000 exercisable)		38.21
Granted	685,000	56.99	$14.08
Exercised	(415,000)	37.90		$7,487,000
Forfeited	(38,000)	61.40
Expired	(5,000)	63.56
Outstanding at December 31, 2008	1,626,000	$57.15
(624,000 exercisable)		51.56
Granted	748,000	34.21	$11.75
Exercised	(181,000)	34.01		$821,000
Forfeited	(130,000)	47.98
Expired	(34,000)	56.84
Outstanding at December 31, 2009	2,029,000	$51.37		$
(1,046,000 exercisable)		54.40
Granted	831,000	41.98	$13.75
Exercised	(317,000)	38.60		$1,555,000
Forfeited	(88,000)	44.28
Expired	(193,000)	61.50
Outstanding at December 31, 2010	2,262,000	$49.12		$13,421,000	6.8
(1,151,000 exercisable)		$54.64		$3,782,000	5.1

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (the difference between U.S. Cellular's closing stock price and the exercise price multiplied by the number of in-the-money options) that was received by the option holders upon exercise or that would have been received by option holders had all options been exercised on December 31, 2010.

Long-Term Incentive Plan—Restricted Stock Units—U.S. Cellular grants restricted stock unit awards, which generally vest after three years, to key employees.

U.S. Cellular estimates the fair value of restricted stock units based on the closing market price of U.S. Cellular shares on the date of grant. The fair value is then recognized as compensation cost on a straight-line basis over the requisite service periods of the awards, which is generally the vesting period.

A summary of U.S. Cellular nonvested restricted stock units at December 31, 2010 and changes during the year then ended is presented in the table below

	Number	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2009	581,000	$48.68
Granted	334,000	42.21
Vested	(110,000)	71.76
Forfeited	(53,000)	44.83
Nonvested at December 31, 2010	752,000	$42.69

The total fair value of restricted stock units that vested during 2010, 2009 and 2008 was  $4.7 million,  $4.2 million and  $8.3 million, respectively, as of the respective vesting dates. The weighted average grant date fair value of restricted stock units granted in 2010, 2009 and 2008 was  $42.21,  $33.00 and  $56.12, respectively.

Long-Term Incentive Plan—Deferred Compensation Stock Units—Certain U.S. Cellular employees may elect to defer receipt of all or a portion of their annual bonuses and to receive a company matching contribution on the amount deferred. All bonus compensation that is deferred by employees electing to participate is immediately vested and is deemed to be invested in U.S. Cellular Common Share stock units. The amount of U.S. Cellular's matching contribution depends on the portion of the annual bonus that is deferred. Participants receive a 25% match for amounts deferred up to 50% of their total annual bonus and a 33% match for amounts that exceed 50% of their total annual bonus; such matching contributions also are deemed to be invested in U.S. Cellular Common Share stock units. The matching contribution stock units vest ratably at a rate of one-third per year over three years. Upon vesting and distribution of such matching contribution stock units, participants will receive U.S. Cellular Common Shares.

U.S. Cellular estimates the fair value of deferred compensation matching contribution stock units based on the closing market price of U.S. Cellular Common Shares on the date of match. The fair value of such matching contribution stock units is then recognized as compensation cost using an accelerated attribution method over the requisite service periods of the awards, which is generally the vesting period.

A summary of U.S. Cellular nonvested deferred compensation stock units at December 31, 2010 and changes during the year then ended is presented in the table below:

	Number	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2009	3,900	$41.73
Granted	4,200	40.76
Vested	(7,700)	41.27
Forfeited	(100)	55.45
Nonvested at December 31, 2010	300	$40.13

The total fair value of deferred compensation stock units that vested during 2010, 2009 and 2008 was  $0.4 million,  $0.1 million and  $0.1 million, respectively. The weighted average grant date fair value of deferred compensation stock units granted in 2010, 2009 and 2008 was  $40.76,  $33.58 and  $56.23, respectively.

Employee Stock Purchase Plan—The U.S. Cellular 2009 Employee Stock Purchase Plan became effective January 1, 2009 and will terminate December 31, 2013. Under this plan, eligible employees of U.S. Cellular and its subsidiaries may purchase a limited number of U.S. Cellular Common Shares on a quarterly basis. During 2008, the 2003 Employee Stock Purchase Plan was effective but terminated December 31, 2008. U.S. Cellular employees are also eligible to participate in the TDS Employee Stock Purchase Plan.

Under these plans, the per share cost to participants is 85% of the market value of the U.S. Cellular Common Shares or TDS Special Common Shares as of the issuance date. The employee stock purchase plans are considered compensatory plans; therefore, recognition of compensation cost for stock issued under these plans is required. Compensation cost is measured as the difference between the cost of the shares to plan participants and the market value of the shares on the date of issuance.

Compensation of Non-Employee Directors—U.S. Cellular issued 9,000 and 5,200 Common Shares in 2010 and 2009, respectively, under its Non-Employee Director Compensation Plan. No Common Shares were issued under this plan in 2008.

Stock-Based Compensation Expense

The following table summarizes stock-based compensation expense recognized during 2010, 2009 and 2008:

Year Ended December 31,	2010	2009	2008
(Dollars in thousands)
Stock option awards	$7,179	$7,024	$7,331
Restricted stock unit awards	10,056	8,640	7,213
Deferred compensation matching stock unit awards	165	151	350
Awards under employee stock purchase plan	314	241	228
Awards under non-employee director compensation plan	330	306	—
Total stock-based compensation, before income taxes	18,044	16,362	15,122
Income tax benefit	(6,812)	(6,154)	(5,585)
Total stock-based compensation expense, net of income taxes	$11,232	$10,208	$9,537

In 2010, 2009 and 2008, stock-based compensation expense of  $2.0 million,  $1.9 million and  $1.5 million, respectively, was recorded in System operations expense and  $16.0 million,  $14.5 million and  $13.6 million, respectively, was recorded in Selling, general and administrative expense in the Consolidated Statement of Operations.

At December 31, 2010, unrecognized compensation cost for all U.S. Cellular stock-based compensation awards was  $20.4 million and is expected to be recognized over a weighted average period of 1.8 years.

U.S. Cellular's tax benefits realized from the exercise of stock options and other awards totaled  $2.8 million in 2010.

Supplemental Cash Flow Disclosures	12 Months Ended
Dec. 31, 2010
Notes To The Financial Statements Abstract
Supplemental Cash Flow Disclosures

NOTE 16 SUPPLEMENTAL CASH FLOWS

Following are supplemental cash flow disclosures regarding interest paid and income taxes paid.

Year Ended December 31,	2010	2009	2008
(Dollars in thousands)
Interest paid	$59,049	$77,877	$76,763
Income taxes paid	$53,050	$36,863	$116,525

Following are supplemental cash flow disclosures regarding transactions related to stock-based compensation awards:

Year Ended December 31,	2010	2009	2008
(Dollars in thousands)
Common Shares withheld (1)	310,388	200,025	368,231

Aggregate value of Common Shares withheld	$13,527	$7,622	$20,055

Cash receipts upon exercise of stock options	$3,574	$1,572	$3,588
Cash disbursements for payment of taxes (2)	(3,065)	(1,654)	(5,876)
Net cash receipts (disbursements) from exercise of stock
options and vesting of other stock awards	$509	$(82)	$(2,288)

(1)       Such shares were withheld to cover the exercise price of stock options, if applicable, and required tax withholdings.

(2)       In certain situations, U.S. Cellular withholds shares that are issuable upon the exercise of stock options or the vesting of restricted shares to cover, and with a value equivalent to, the exercise price and/or the amount of taxes required to be withheld from the stock award holder at the time of the exercise or vesting.  U.S. Cellular then pays the amount of the required tax withholdings to the taxing authorities in cash.

Related Parties	12 Months Ended
Dec. 31, 2010
Notes To The Financial Statements Abstract
Related Parties

NOTE 17 RELATED PARTIES

U.S. Cellular is billed for all services it receives from TDS, pursuant to the terms of various agreements between it and TDS. These billings are included in U.S. Cellular's Selling, general and administrative expenses. Some of these agreements were established at a time prior to U.S. Cellular's initial public offering when TDS owned more than 90% of U.S. Cellular's outstanding capital stock and may not reflect terms that would be obtainable from an unrelated third party through arms-length negotiations. Billings from TDS to U.S. Cellular are based on expenses specifically identified to U.S. Cellular and on allocations of common expenses. Such allocations are based on the relationship of U.S. Cellular's assets, employees, investment in property, plant and equipment and expenses relative to all subsidiaries in the TDS consolidated group. Management believes the method TDS uses to allocate common expenses is reasonable and that all expenses and costs applicable to U.S. Cellular are reflected in its financial statements. Billings to U.S. Cellular from TDS totaled  $107.5 million,  $114.8 million and  $113.3 million in 2010, 2009 and 2008, respectively.

Certain Relationships and Related Transactions	12 Months Ended
Dec. 31, 2010
Notes To The Financial Statements Abstract
Certain Relationships and Related Transactions

NOTE 18 CERTAIN RELATIONSHIPS AND RELATED TRANSACTIONS

The following persons are partners of Sidley Austin LLP, the principal law firm of U.S. Cellular and its subsidiaries: Walter C.D. Carlson, a director of U.S. Cellular, a director and non-executive Chairman of the Board of Directors of TDS and a trustee and beneficiary of a voting trust that controls TDS; William S. DeCarlo, the General Counsel of TDS and an Assistant Secretary of TDS and certain subsidiaries of TDS; and Stephen P. Fitzell, the General Counsel of U.S. Cellular and TDS Telecommunications Corporation and an Assistant Secretary of U.S. Cellular and certain other subsidiaries of TDS. Walter C.D. Carlson does not provide legal services to TDS, U.S. Cellular or their subsidiaries. U.S. Cellular and its subsidiaries incurred legal costs from Sidley Austin LLP of  $9.8 million in 2010,  $8.6 million in 2009 and  $6.9 million in 2008.

The Audit Committee of the Board of Directors is responsible for the review and evaluation of all related party transactions, as such term is defined by the rules of the New York Stock Exchange.

Schedule II Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2010
Notes To The Financial Statements Abstract
Schedule II

UNITED STATES CELLULAR CORPORATION
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS

		Additions
	Balance at	Charged to	Charged to		Balance at
	Beginning of	Costs and	Other		End of
Description	Period	Expenses	Accounts	Deductions	Period
Column A	Column B	Column C-1	Column C-2	Column D	Column E
(Dollars in thousands)
For the Year Ended December 31, 2010
Deducted from deferred tax asset:
Valuation allowance (1)	$(19,234)	$832	$(11,489)	$-	$(29,891)
Deducted from accounts receivable:
Allowance for doubtful accounts	(26,624)	(76,292)	-	77,100	(25,816)
For the Year Ended December 31, 2009
Deducted from deferred tax asset:
Valuation allowance	$(23,565)	$10,348	$(6,017)	$—	$(19,234)
Deducted from accounts receivable:
Allowance for doubtful accounts	(8,372)	(107,991)	—	89,739	(26,624)
For the Year Ended December 31, 2008
Deducted from deferred tax asset:
Valuation allowance	$(22,874)	$—	$(691)	$—	$(23,565)
Deducted from accounts receivable:
Allowance for doubtful accounts	(12,723)	(73,157)	—	77,508	(8,372)

S-2

  As of December 31, 2010, the valuation allowance reduced current deferred tax assets by  $1.6 million and noncurrent deferred tax assets by  $28.3 million.

Summary of Significant Accounting Policies and Recent Accounting Pronouncements (Significant Accounting Policies)	12 Months Ended
Dec. 31, 2010
General Policies Abstract
Nature of Operations

U.S. Cellular owns, operates and invests in wireless systems throughout the United States. As of December 31, 2010, U.S. Cellular served 6.1 million customers in 26 states. U.S. Cellular operates as one reportable segment.

Principles of Consolidation

The accounting policies of U.S. Cellular conform to accounting principles generally accepted in the United States of America (“GAAP”) as set forth in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”). Unless otherwise specified, references to accounting provisions and GAAP in these notes refer to the requirements of the FASB ASC. The consolidated financial statements include the accounts of U.S. Cellular, its majority-owned subsidiaries, general partnerships in which U.S. Cellular has a majority partnership interest and variable interest entities (“VIEs”) in which U.S. Cellular is the primary beneficiary. Both VIE and primary beneficiary represent terms defined by GAAP. Prior to January 1, 2010, the primary beneficiary of a VIE was the entity that recognized a majority of a VIE's expected gains or losses, as determined based on a quantitative model. Effective January 1, 2010, new provisions under GAAP related to accounting for VIEs provide for a more qualitative assessment in determining the primary beneficiary of a VIE. The revised consolidation guidance related to VIEs effective January 1, 2010 did not change U.S. Cellular's consolidated reporting entities.

Effective January 1, 2009, U.S. Cellular adopted new required provisions under GAAP related to the accounting and reporting for noncontrolling interests.

Pursuant to this adoption, the following provisions were applied prospectively effective January 1, 2009:

  All earnings and losses of a subsidiary are attributed to the parent and the noncontrolling interest, even if the losses attributable to the noncontrolling interest result in a deficit noncontrolling interest balance. Previously, any losses exceeding the noncontrolling interest's investment in the subsidiary were attributed to the parent. This change did not have a significant impact on U.S. Cellular's financial statements in 2010 or 2009.

  Once control of a subsidiary is obtained, changes in ownership interests in that subsidiary that do not result in a loss of control are accounted for as equity transactions. Previously, decreases in ownership interest in a subsidiary were accounted for as equity transactions, while increases in ownership interests of a subsidiary were accounted for as step acquisitions. This change did not have a significant impact on U.S. Cellular's financial statements in 2010 or 2009.

All material intercompany accounts and transactions have been eliminated.

Reclassifications	Certain prior year amounts have been reclassified to conform to the 2010 financial statement presentation. These reclassifications did not affect consolidated net income attributable to U.S. Cellular shareholders, cash flows, assets, liabilities or equity for the years presented.
Business Combinations	Effective January 1, 2009, U.S. Cellular adopted new required provisions under GAAP related to accounting for business combinations. Although the revised provisions still require that all business combinations are to be accounted for at fair value in accordance with the acquisition method, they require U.S. Cellular to revise its application of the acquisition method in a number of significant aspects. Specifically, the new provisions require that transaction costs are to be expensed and that the acquirer must recognize 100% of the acquiree's assets and liabilities rather than a proportional share, for acquisitions of less than 100% of a business. In addition, the revised provisions eliminate the step acquisition model and provide that all business combinations, whether full, partial or step acquisitions, will result in all assets and liabilities of an acquired business being recorded at their fair values at the acquisition date. During 2008, U.S. Cellular applied the provisions of GAAP related to business combinations in effect during that period. Similar to the revised provisions, the previous provisions required the application of the acquisition method whereby business combinations were to be accounted for at fair value. However, the previous provisions were different in a number of respects, including (but not limited to) the requirement that all direct and incremental costs relating to an acquisition be included in the acquisition costs, and the requirement that the acquirer only recognize its proportional share of the fair value of assets and liabilities acquired in a partial business acquisition.
Use Of Estimates	The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (a) the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and (b) the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates. Significant estimates are involved in accounting for goodwill and indefinite-lived intangible assets, depreciation, amortization and accretion, allowance for doubtful accounts, loyalty reward points, and income taxes.
Cash and Cash Equivalents

Cash and cash equivalents include cash and short-term, highly liquid investments with original maturities of three months or less.

Outstanding checks totaled  $17.5 million and  $21.0 million at December 31, 2010 and 2009, respectively, and are classified as Accounts payable-Trade in the Consolidated Balance Sheet.

Short-Term and Long-Term Investments

As of December 31, 2010 and 2009, U.S. Cellular had  $146.6 million and  $0.3 million in Short-term investments and  $46.0 million and  $0 in Long-term investments, respectively. Short-term and Long-term investments consist of certificates of deposit (short-term only), U.S. treasuries and corporate notes, all of which are designated as held-to-maturity investments, and are recorded at amortized cost in the Consolidated Balance Sheet. The corporate notes are guaranteed by the Federal Deposit Insurance Corporation. For these investments, U.S. Cellular's objective is to earn a higher rate of return on funds that are not anticipated to be required to meet liquidity needs in the near term, while maintaining a low level of investment risk. See Note 3—Fair Value Measurements in the Notes to Consolidated Financial Statements for additional details on Short-term and Long-term investments.

Accounts Receivable and Allowance for Doubtful Accounts	Accounts receivable primarily consist of amounts owed by customers pursuant to service contracts and for equipment sales, by agents for sales of equipment to them and by other wireless carriers whose customers have used U.S. Cellular’s wireless systems.
Accounts Receivable and Allowance for Doubtful Accounts	The allowance for doubtful accounts is the best estimate of the amount of probable credit losses related to existing accounts receivable. The allowance is estimated based on historical experience and other factors that could affect collectability. Accounts receivable balances are reviewed on either an aggregate or individual basis for collectability depending on the type of receivable. When it is probable that an account balance will not be collected, the account balance is charged against the allowance for doubtful accounts. U.S. Cellular does not have any off-balance sheet credit exposure related to its customers. The changes in the allowance for doubtful accounts during the years ended December 31, 2010, 2009 and 2008 were as follows:
Accounts Receivable and Allowance for Doubtful Accounts
	2010	2009	2008
(Dollars in thousands)
Beginning balance	$26,624	$8,372	$12,723
Additions, net of recoveries	76,292	107,991	73,157
Deductions	(77,100)	(89,739)	(77,508)
Ending balance	$25,816	$26,624	$8,372

Inventory

Inventory primarily consists of wireless devices stated at the lower of cost or market, with cost determined using the first-in, first-out method and market determined by replacement costs or estimated net realizable value.

Fair Value Measurements	Under the provisions of GAAP, fair value is a market-based measurement and not an entity-specific measurement, based on an exchange transaction in which the entity sells an asset or transfers a liability (exit price). The provisions also establish a fair value hierarchy that contains three levels for inputs used in fair value measurements. Level 1 inputs include quoted market prices for identical assets or liabilities in active markets. Level 2 inputs include quoted market prices for similar assets and liabilities in active markets or quoted market prices for identical assets and liabilities in inactive markets. Level 3 inputs are unobservable.
Licenses, Goodwill and Goodwill and Licenses Impairment Assessment	Licenses Licenses consist of costs incurred in acquiring Federal Communications Commission (“FCC”) licenses to provide wireless service. These costs include amounts paid to license applicants and owners of interests in entities awarded licenses and all direct and incremental costs related to acquiring the licenses. U.S. Cellular has determined that wireless licenses are indefinite-lived intangible assets and, therefore, not subject to amortization based on the following factors: Radio spectrum is not a depleting asset. The ability to use radio spectrum is not limited to any one technology. U.S. Cellular and its consolidated subsidiaries are licensed to use radio spectrum through the FCC licensing process, which enables licensees to utilize specified portions of the spectrum for the provision of wireless service. U.S. Cellular and its consolidated subsidiaries are required to renew their FCC licenses every ten years or, in some cases, every fifteen years. To date, all of U.S. Cellular’s license renewal applications have been granted by the FCC. Generally, license renewal applications filed by licensees otherwise in compliance with FCC regulations are routinely granted. If, however, a license renewal application is challenged either by a competing applicant for the license or by a petition to deny the renewal application, the license will be renewed if the licensee can demonstrate its entitlement to a “renewal expectancy.” Licensees are entitled to such an expectancy if they can demonstrate to the FCC that they have provided “substantial service” during their license term and have “substantially complied” with FCC rules and policies. U.S. Cellular believes that it is probable that its future license renewal applications will be granted. Goodwill U.S. Cellular has goodwill as a result of its acquisitions of wireless markets. Such goodwill represents the excess of the total purchase price over the fair value of net assets acquired in these transactions. Goodwill and Licenses Impairment Assessment Goodwill and licenses must be assessed for impairment annually or more frequently if events or changes in circumstances indicate that such assets might be impaired. The impairment test for goodwill is a two-step process. The first step compares the fair value of the reporting unit to its carrying value. If the carrying amount exceeds the fair value, the second step of the test is performed to measure the amount of impairment loss, if any. The second step compares the implied fair value of reporting unit goodwill with the carrying amount of that goodwill. To calculate the implied fair value of goodwill in this second step, an enterprise allocates the fair value of the reporting unit to all of the assets and liabilities of that reporting unit (including any unrecognized intangible assets) as if the reporting unit had been acquired in a business combination and the fair value was the price paid to acquire the reporting unit. The excess of the fair value of the reporting unit over the amount assigned to the assets and liabilities of the reporting unit is the implied fair value of goodwill. If the carrying amount of goodwill exceeds the implied fair value of goodwill, an impairment loss is recognized for that difference. The impairment test for an indefinite-lived intangible asset other than goodwill consists of comparing the fair value of the intangible asset to its carrying amount. If the carrying amount exceeds the fair value, an impairment loss is recognized for the difference. Quoted market prices in active markets are the best evidence of fair value of an intangible asset or reporting unit and are used when available. If quoted market prices are not available, the estimate of fair value is based on the best information available, including prices for similar assets and the use of other valuation techniques. Other valuation techniques include present value analysis, multiples of earnings or revenues, or similar performance measures. The use of these techniques involve assumptions by management about factors that are uncertain including future cash flows, the appropriate discount rate, and other inputs. Different assumptions for these inputs could create materially different results. Prior to 2009, U.S. Cellular completed the required annual impairment assessment of its licenses and goodwill as of April 1 of each year. As a result of the deterioration in the credit and financial markets and the decline of the overall economy in the fourth quarter of 2008, U.S. Cellular performed an interim impairment assessment of licenses and goodwill as of December 31, 2008. Effective April 1, 2009, U.S. Cellular adopted a new accounting policy whereby its annual impairment review of goodwill and indefinite-lived intangible assets will be performed as of November 1 instead of the second quarter of each year. The change in the annual goodwill and indefinite-lived intangible asset impairment testing date was made to better align the annual impairment test with the timing of U.S. Cellular’s annual strategic planning process, which allows for a better estimate of the future cash flows used in discounted cash flow models to test for impairment. This change in accounting policy did not delay, accelerate or avoid an impairment charge. U.S. Cellular tests goodwill for impairment at the level of reporting referred to as a reporting unit. For purposes of impairment testing of goodwill in 2010 and 2009, U.S. Cellular identified five reporting units. The five reporting units represent five geographic groupings of FCC licenses, representing five geographic service areas. U.S. Cellular tests licenses for impairment at the level of reporting referred to as a unit of accounting. For purposes of its annual impairment testing of licenses as of November 1, 2010 and 2009, U.S. Cellular combined its FCC licenses into eighteen units of accounting. Of these, thirteen of such eighteen units of accounting represented geographic groupings of licenses which, because they were not being utilized and, therefore, were not expected to generate cash flows from operating activities in the foreseeable future, were considered separate units of accounting for purposes of impairment testing. The five units of accounting for which licenses are being utilized are referred to as “built licenses” and the thirteen units of accounting for which licenses are not being utilized are referred to as “unbuilt licenses.” For purposes of impairment testing of goodwill, U.S. Cellular prepares valuations of each of the five reporting units. A discounted cash flow approach was used to value each reporting unit, using value drivers and risks specific to the current industry and economic markets. The cash flow estimates incorporated assumptions that market participants would use in their estimates of fair value. Key assumptions made in this process were the discount rate, estimated future cash flows, projected capital expenditures and the terminal growth rate. In 2009, U.S. Cellular changed its method of estimating the fair value of built licenses for purposes of impairment testing from the multiple period excess cash flow method (“MPECF method”) to the build-out method. U.S. Cellular elected to make this change as the build-out method is a more widely used and accepted valuation method in estimating the fair value of licenses for purposes of impairment testing in the wireless industry. U.S. Cellular does not believe the build-out method yields a significantly different estimate of the fair value of licenses than the MPECF method. The MPECF method estimated the fair value of the units of accounting by measuring the future cash flows of the license groups, reduced by charges for contributory assets such as working capital, trademarks, existing subscribers, fixed assets and assembled workforce to arrive at the economic margin. A contributory asset charge for goodwill was subtracted from the economic margin to arrive at the after-tax excess cash flows applicable to the licenses. The build-out method estimates the value of licenses by calculating future cash flows from a hypothetical start-up wireless company and assumes that the only assets available upon formation are the underlying licenses. To apply this method, a hypothetical build-out of the company’s wireless network, infrastructure, workforce and related costs are projected based on market participant information. Calculated cash flows, along with a terminal value, are discounted to the present and summed to determine the estimated fair value. For units of accounting which consist of unbuilt licenses, U.S. Cellular prepares estimates of fair value by reference to prices paid in recent auctions and market transactions where available. If such information is not available, the fair value of the unbuilt licenses is assumed to change by the same percentage, and in the same direction, that the fair value of built licenses measured using the build-out method changed during the period.
Investments in Unconsolidated Entities	Investments in unconsolidated entities consist of amounts invested in wireless entities in which U.S. Cellular holds a noncontrolling interest. U.S. Cellular follows the equity method of accounting for such investments in which its ownership interest equals or exceeds 20% for corporations and equals or exceeds 3% for partnerships and limited liability companies. The cost method of accounting is followed for such investments in which U.S. Cellular’s ownership interest is less than 20% for corporations and is less than 3% for partnerships and limited liability companies and for investments for which U.S. Cellular does not have the ability to exercise significant influence. For its equity method investments for which financial information is readily available, U.S. Cellular records its equity in the earnings of the entity in the current period. For its equity method investments for which financial information is not readily available, U.S. Cellular records its equity in the earnings of the entity on a one quarter lag basis.
Property, Plant and Equipment

U.S. Cellular's Property, plant and equipment is stated at the original cost of construction or purchase including capitalized costs of certain taxes, payroll-related expenses, interest and estimated costs to remove the assets.

Expenditures that enhance the productive capacity of assets in service or extend their useful lives are capitalized and depreciated. Expenditures for maintenance and repairs of assets in service are charged to System operations expense or Selling, general and administrative expense, as applicable. Retirements and disposals of assets are recorded by removing the original cost of the asset (along with the related accumulated depreciation) from plant in service and charging it, together with removal cost less any salvage realized, to Loss on asset disposals, net.

Costs of developing new information systems are capitalized and amortized over their expected economic useful lives.

Depreciation	Depreciation is provided using the straight-line method over the estimated useful life of the assets. U.S. Cellular depreciates leasehold improvement assets associated with leased properties over periods ranging from one to thirty years; such periods approximate the shorter of the assets' economic lives or the specific lease terms. Useful lives of specific assets are reviewed throughout the year to determine if changes in technology or other business changes would warrant accelerating the depreciation of those specific assets. U.S. Cellular did not materially change the useful lives of its property, plant and equipment in 2010, 2009 or 2008.
Impairment of Long-lived Assets

U.S. Cellular reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the assets might be impaired. The impairment test for tangible long-lived assets is a two-step process. The first step compares the carrying value of the asset (or asset group) with the estimated undiscounted cash flows over the remaining asset (or asset group) life. If the carrying value of the asset (or asset group) is greater than the undiscounted cash flows, the second step of the test is performed to measure the amount of impairment loss. The second step compares the carrying value of the asset to its estimated fair value. If the carrying value exceeds the estimated fair value (less cost to sell), an impairment loss is recognized for the difference.

Quoted market prices in active markets are the best evidence of fair value of a tangible long-lived asset and are used when available. If quoted market prices are not available, the estimate of fair value is based on the best information available, including prices for similar assets and the use of other valuation techniques. A present value analysis of cash flow scenarios is often the best available valuation technique. The use of this technique involves assumptions by management about factors that are uncertain including future cash flows, the appropriate discount rate, and other inputs. Different assumptions for these inputs could create materially different results.

Agent Liabilities

U.S. Cellular has relationships with agents, which are independent businesses that obtain customers for U.S. Cellular. At December 31, 2010 and 2009, U.S. Cellular had accrued  $71.3 million and  $55.2 million, respectively, for amounts due to agents. This amount is included in Other current liabilities in the Consolidated Balance Sheet.

Other Assets and Deferred Charges

Other assets and deferred charges primarily represent legal and other charges related to U.S. Cellular's various borrowing instruments, and are amortized over the respective term of each instrument. The amounts for deferred charges included in the Consolidated Balance Sheet at December 31, 2010 and 2009, are shown net of accumulated amortization of  $11.9 million and  $11.8 million, respectively.

Asset Retirement Obligations	U.S. Cellular accounts for asset retirement obligations in accordance with GAAP, which requires entities to record the fair value of a liability for legal obligations associated with an asset retirement in the period in which the obligations are incurred. At the time the liability is incurred, U.S. Cellular records a liability equal to the net present value of the estimated cost of the asset retirement obligation and increases the carrying amount of the related long-lived asset by an equal amount. The liability is accreted to its present value over a period ending with the estimated settlement date of the respective asset retirement obligation. Upon settlement of the obligation, any difference between the cost to retire the asset and the recorded liability (including accretion of discount) is recognized in the Consolidated Statement of Operations.
Treasury Shares	Common Shares repurchased by U.S. Cellular are recorded at cost as treasury shares and result in a reduction of equity. Treasury shares are reissued as part of U.S. Cellular’s stock-based compensation programs. When treasury shares are reissued, U.S. Cellular determines the cost using the first-in, first-out cost method. The difference between the cost of the treasury shares and reissuance price is included in Additional paid-in capital or Retained earnings.
Revenue Recognition

Revenues from wireless operations consist primarily of:

  Charges for access, airtime, roaming, long distance, data and other value added services provided to U.S. Cellular's retail customers and to end users through third-party resellers;
  Charges to carriers whose customers use U.S. Cellular's systems when roaming;
  Sales of equipment and accessories;
  Amounts received from the Universal Service Fund (“USF”) in states where U.S. Cellular has been designated an Eligible Telecommunications Carrier (“ETC”); and
  Redemptions of loyalty reward points for products or services.

Revenues related to wireless services and other value added services are recognized as services are rendered. Revenues billed in advance or in arrears of the services being provided are estimated and deferred or accrued, as appropriate.

Revenues from sales of equipment and accessories are recognized when title and risk of loss passes to the agent or end-user customer.

In October 2009, the FASB issued Accounting Standards Update No. 2009-13, Multiple Deliverable Revenue Arrangements—a consensus of FASB Emerging Issues Task Force ("ASU 2009-13"). ASU 2009-13 provides for less restrictive separation criteria that must be met for a deliverable to be considered a separate unit of accounting. Additionally, under this Standard, there is a hierarchy for determining the selling price of a unit of accounting and consideration must be allocated using a relative-selling price method. U.S. Cellular is required to adopt the provisions of ASU 2009-13 on January 1, 2011, however elected to adopt the provisions as of October 1, 2010 on a retroactive basis to January 1, 2010. U.S. Cellular made this election due to certain new service offerings (Belief Plans) with multiple elements that were introduced by U.S. Cellular in the fourth quarter of 2010. These new service offerings may include a combination of the following elements which are considered separate units of accounting under ASU 2009-13: wireless service (voice, messaging and data), wireless devices, phone replacement of such wireless handsets, and loyalty reward points that may be redeemed by customers for wireless products and services in future periods. The adoption of ASU 2009-13 on October 1, 2010 had no impact on any previously reported financial statement amounts for 2010 interim periods.

U.S. Cellular allocates revenue to each element of these service offerings accounted for under ASU 2009-13 using the relative selling price method. Under this method, arrangement consideration, which consists of the amounts billed to the customer net of any cash-based discounts, are allocated to each element on the basis of their relative selling price, on a stand-alone basis. Such stand-alone selling price is determined in accordance with the following hierarchy:

  U.S. Cellular-specific objective evidence of stand-alone selling price, if available; otherwise
  Third-party evidence of selling price, if it is determinable; otherwise
  A best estimate of stand-alone selling price.

U.S. Cellular estimates stand-alone selling prices of the elements of its new service offerings as follows:

  Wireless services – Based on the actual selling price U.S. Cellular offers when such plan is sold on a stand-alone basis, or if the plan is not sold on a stand-alone basis, U.S. Cellular's estimate of the price of such plan based on similar plans that are sold on a stand-alone basis.
  Wireless devices – Based on the selling price of the respective wireless device when it is sold on a stand-alone basis.
  Phone Replacement – Based on U.S. Cellular's estimate of the price of this service if it were sold on a stand-alone basis, which was calculated by estimating the cost of this program plus a reasonable margin.
  Loyalty reward points – By estimating the retail price of the products and services for which points may be redeemed and dividing such amount by the number of loyalty points required to receive such products and services. This is calculated on a weighted average basis and requires U.S. Cellular to estimate the percentage of loyalty points that will be redeemed for each product or service.

U.S. Cellular follows the deferred revenue method of accounting for its loyalty reward program. Under this method, revenue allocated to loyalty reward points is deferred and recognized at the time the customer redeems loyalty reward points. U.S. Cellular does not have sufficient historical data in which to estimate any portion of loyalty reward points that will not be redeemed. As such, 100% of the value of the loyalty reward points is deferred until redeemed.

The introduction of these new service offerings in conjunction with the adoption of ASU 2009-13 required U.S. Cellular to defer the recognition of revenue related to amounts billed to customers that are attributed to loyalty reward points, and therefore impacted the timing of revenue recognition related to such service offerings. As of December 31, 2010,  $7.1 million of revenue was deferred related to loyalty reward points outstanding as of this date. This amount was recorded in Customer deposits and deferred revenues (a current liability account) in the Consolidated Balance Sheet, as customers may redeem their reward points within the current period.

Cash-based discounts and incentives, including discounts to customers who pay their bills through the use of on-line bill payment methods, are recognized as a reduction of Operating revenues concurrently with the associated revenue, and are allocated to the various products and services in the bundled offering based on their respective relative selling price.

In order to provide better control over wireless device quality, U.S. Cellular sells wireless devices to agents. U.S. Cellular pays rebates to agents at the time an agent activates a new customer or retains an existing customer in a transaction involving a wireless device. U.S. Cellular accounts for these rebates by reducing revenues at the time of the wireless device sale to the agent rather than at the time the agent activates a new customer or retains a current customer. Similarly, U.S. Cellular offers certain wireless device sales rebates and incentives to its retail customers and records the revenue net of the corresponding rebate or incentive. The total potential rebates and incentives are reduced by U.S. Cellular's estimate of rebates that will not be redeemed by customers based on historical experience of such redemptions.

Activation fees charged with the sale of service only, where U.S. Cellular does not also sell a wireless device to the customer, are deferred and recognized over the average customer life. U.S. Cellular defers recognition of a portion of commission expenses related to these activations in the amount of deferred activation fee revenues. This method of accounting provides for matching of revenues and direct incremental costs associated with such activations within each reporting period. GAAP requires that activation fees charged with the sale of equipment and service to be allocated to the equipment and service based upon the relative selling prices of each item. This generally results in the recognition of the activation fee as additional wireless device revenue at the time of sale.

ETC revenues recognized in the reporting period represent the amounts which U.S. Cellular is entitled to receive for such period, as determined and approved in connection with U.S. Cellular's designation as an ETC in various states.

Amounts Collected from Customers and Remitted to Governmental Authorities	U.S. Cellular records amounts collected from customers and remitted to governmental authorities net within a tax liability account if the tax is assessed upon the customer and U.S. Cellular merely acts as an agent in collecting the tax on behalf of the imposing governmental authority. If the tax is assessed upon U.S. Cellular, then amounts collected from customers as recovery of the tax are recorded in Service revenues and amounts remitted to governmental authorities are recorded in Selling, general and administrative expenses in the Consolidated Statement of Operations. The amounts recorded gross in revenues that are billed to customers and remitted to governmental authorities totaled $137.6 million, $109.1 million and $140.7 million for 2010, 2009 and 2008, respectively.
Advertising Costs	U.S. Cellular expenses advertising costs as incurred. Advertising costs totaled $265.2 million, $256.9 million and $277.8 million for 2010, 2009 and 2008, respectively.
Income Taxes

U.S. Cellular is included in a consolidated federal income tax return with other members of the TDS consolidated group. TDS and U.S. Cellular are parties to a Tax Allocation Agreement which provides that U.S. Cellular and its subsidiaries be included with the TDS affiliated group in a consolidated federal income tax return and in state income or franchise tax returns in certain situations. For financial statement purposes, U.S. Cellular and its subsidiaries calculate their income, income taxes and credits as if they comprised a separate affiliated group. Under the Tax Allocation Agreement, U.S. Cellular remits its applicable income tax payments to TDS. U.S. Cellular had a tax receivable balance with TDS of  $40.8 million and a tax payable balance of  $1.7 million as of December 31, 2010 and 2009, respectively.

Deferred taxes are computed using the liability method, whereby deferred tax assets are recognized for future deductible temporary differences and operating loss carryforwards, and deferred tax liabilities are recognized for future taxable temporary differences. Both deferred tax assets and liabilities are measured using the tax rates anticipated to be in effect when the temporary differences reverse. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment. Deferred tax assets are reduced by a valuation allowance when it is more likely than not that some portion or all of the deferred tax assets will not be realized. U.S. Cellular evaluates income tax uncertainties, assesses the probability of the ultimate settlement with the applicable taxing authority and records an amount based on that assessment.

Stock-Based Compensation	U.S. Cellular has established a long-term incentive plan, an employee stock purchase plan, and a non-employee director compensation plan. Also, U.S. Cellular employees are eligible to participate in the TDS employee stock purchase plan. These plans are described more fully in Note 15—Stock-based Compensation. These plans are considered compensatory plans; therefore, recognition of compensation cost for grants made under these plans is required. U.S. Cellular values its share-based payment transactions using a Black-Scholes valuation model. Stock-based compensation cost recognized during the period is based on the portion of the share-based payment awards that is ultimately expected to vest. Accordingly, stock-based compensation cost recognized has been reduced for estimated forfeitures. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Pre-vesting forfeitures and expected life are estimated based on historical experience related to similar awards, giving consideration to the contractual terms of the stock-based awards, vesting schedules and expectations of future employee behavior. U.S. Cellular believes that its historical experience provides the best estimates of future pre-vesting forfeitures and future expected life. The expected volatility assumption is based on the historical volatility of U.S. Cellular’s common stock over a period commensurate with the expected life. The dividend yield assumption is zero because U.S. Cellular has never paid a dividend and has expressed its intention to retain all future earnings in the business. The risk-free interest rate assumption is determined using the implied yield for zero-coupon U.S. government issues with a remaining term that approximates the expected life of the stock options. Compensation cost for stock option awards is recognized over the respective requisite service period of the awards, which is generally the vesting period, on a straight-line basis for each separate vesting portion of the awards as if the awards were, in-substance, multiple awards (graded vesting attribution method).
Defined Contribution Plans	U.S. Cellular participates in a qualified noncontributory defined contribution pension plan sponsored by TDS; such plan provides pension benefits for the employees of U.S. Cellular and its subsidiaries. Under this plan, pension benefits and costs are calculated separately for each participant and are funded currently. Pension costs were $11.6 million, $12.8 million and $10.3 million in 2010, 2009 and 2008, respectively. U.S. Cellular also participates in a defined contribution retirement savings plan (“401(k) plan”), sponsored by TDS. Total costs incurred from U.S. Cellular’s contributions to the 401(k) plan were $15.3 million, $14.3 million and $13.9 million in 2010, 2009 and 2008, respectively.
Operating Leases

U.S. Cellular is a party to various lease agreements for office space, retail sites, cell sites and equipment that are accounted for as operating leases. Certain leases have renewal options and/or fixed rental increases. Renewal options that are reasonably assured of exercise are included in determining the lease term. U.S. Cellular accounts for certain operating leases that contain rent abatements, lease incentives and/or fixed rental increases by recognizing lease revenue and expense on a straight-line basis over the lease term.

Recent Accounting Pronouncements	In October 2009, the FASB issued Accounting Standards Update No. 2009-14, Certain Revenue Arrangements that include Software Elements (“ASU 2009-14”). ASU 2009-14 amends accounting and reporting guidance for revenue arrangements involving both tangible products and software that is “more than incidental to the tangible product as a whole.” ASU 2009-14 is effective for U.S. Cellular on January 1, 2011. U.S. Cellular does not anticipate that this pronouncement will have a significant impact on its financial position or results of operations.
Variable Interest Entities	From time to time, the FCC conducts auctions through which additional spectrum is made available for the provision of wireless services. U.S. Cellular participated in spectrum auctions indirectly through its interests in Aquinas Wireless L.P. (“Aquinas Wireless”), King Street Wireless L.P. (“King Street Wireless”), Barat Wireless L.P. (“Barat Wireless”) and Carroll Wireless L.P. (“Carroll Wireless”), collectively, the “limited partnerships.” Each limited partnership participated in and was awarded spectrum licenses in one of four separate spectrum auctions (FCC Auctions 78, 73, 66 and 58). Each limited partnership qualified as a “designated entity” and thereby was eligible for bidding credits with respect to licenses purchased in accordance with the rules defined by the FCC for each auction. In most cases, the bidding credits resulted in a 25% discount from the gross winning bid. Consolidated VIEs As of December 31, 2010, U.S. Cellular consolidates the following VIEs under GAAP: Aquinas Wireless; King Street Wireless and King Street Wireless, Inc., the general partner of King Street Wireless; Barat Wireless and Barat Wireless, Inc., the general partner of Barat Wireless; and Carroll Wireless and Carroll PCS, Inc., the general partner of Carroll Wireless. U.S. Cellular holds a variable interest in the entities listed above. It has made capital contributions and/or advances to these entities. The power to direct the activities of the VIEs that most significantly impact their economic performance is shared. Specifically, the general partner of each of these VIEs has the exclusive right to manage, operate and control the limited partnerships and make all decisions to carry on the business of the partnerships; however, the general partner of each partnership needs consent of the limited partner, a U.S. Cellular subsidiary, to sell or lease certain licenses, to make certain large expenditures, admit other partners or liquidate the limited partnerships. Although the power to direct the activities of the VIEs is shared, U.S. Cellular has a disproportionate level of exposure to the variability associated with the economic performance of the VIEs, indicating that U.S. Cellular is the primary beneficiary of the VIEs in accordance with GAAP. Accordingly, these VIEs are consolidated.

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2010
Income Tax Abstract
Income tax expense
Year Ended December 31,	2010	2009	2008
(Dollars in thousands)
Current
Federal	$19,290	$69,942	$76,305
State	(11,059)	648	10,089
Deferred
Federal	55,740	40,368	(50,808)
State	15,638	5,128	(28,126)
	$79,609	$116,086	$7,460

Income tax reconciliation
Year Ended December 31,	2010		2009		2008
	Amount	Rate	Amount	Rate	Amount	Rate
(Dollars in millions)
Statutory federal income tax expense and rate	$82.3	35.0%	$120.6	35.0%	$23.0	35.0%
State income taxes, net of federal benefit	4.7	2.0	—	—	(10.7)	(16.3)
Effect of noncontrolling interests	(4.6)	(1.9)	(4.8)	(1.4)	(4.5)	(6.8)
Effect of gains (losses) on investments,
sales of assets and impairment of assets	—	—	—	—	1.3	2.0
Other differences, net	(2.8)	(1.2)	0.3	0.1	(1.6)	(2.5)
Effective income tax expense and rate	$79.6	33.9%	$116.1	33.7%	$7.5	11.4%

Temporary income tax differences
December 31,	2010	2009
(Dollars in thousands)
Noncurrent deferred tax assets
Net operating loss ("NOL") carryforwards	$33,724	$26,884
Stock-based compensation	17,204	15,526
Other	38,998	35,584
	89,926	77,994
Less valuation allowance	(28,252)	(17,977)
Total noncurrent deferred tax assets	61,674	60,017
Noncurrent deferred tax liabilities
Licenses/intangibles	246,599	221,754
Property, plant and equipment	319,659	286,768
Partnership investments	71,566	61,272
Other	3,619	4,217
Total noncurrent deferred tax liabilities	641,443	574,011
Net noncurrent deferred income tax liability	$579,769	$513,994

Income tax unrecognized benefits summary
	2010	2009	2008
(Dollars in thousands)
Balance at January 1,	$34,442	$27,786	$33,890
Additions for tax positions of current year	5,119	4,966	4,858
Additions for tax positions of prior years	550	3,114	692
Reductions for tax positions of prior years	(1,560)	(1,399)	(5,320)
Reductions for settlements of tax positions	(5,938)	—	(3,177)
Reductions for lapses in statutes of limitations	(66)	(25)	(3,157)
Balance at December 31,	$32,547	$34,442	$27,786

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2010
Earnings per share
Earnings per share

Year ended December 31,	2010	2009	2008
(Dollars and shares in thousands,
except earnings per share)
Net income attributable to U.S. Cellular shareholders	$132,324	$206,732	$33,140

Weighted average number of shares used
in basic earnings per share	86,128	86,946	87,457
Effect of dilutive securities:
Stock options	89	21	150
Restricted stock units	301	201	147
Weighted average number of shares used
in diluted earnings per share	86,518	87,168	87,754

Basic earnings per share attributable to
U.S. Cellular shareholders	$1.54	$2.38	$0.38

Diluted earnings per share attributable to
U.S. Cellular shareholders	$1.53	$2.37	$0.38

Summary of antidilutive shares
Summary of antidilutive shares
	2010	2009	2008
(Shares in thousands)
Stock options	1,771	2,045	1,103

Restricted stock units	224	193	176

Acquisitions, Divestures and Exchanges (Tables)	12 Months Ended
Dec. 31, 2010
Business Acquisition Purchase Price Allocation Abstract
Acquisitions, Divestures and Exchanges
		Allocation of Purchase Price
	Purchase price (1)	Goodwill (2)	Licenses	Customer lists	Net tangible assets (liabilities)
(Dollars in thousands)

2010
Licenses	$17,101	$—	$17,101	$—	$—
Total	$17,101	$—	$17,101	$—	$—

2009
Licenses	$15,750	$—	$15,750	$—	$—
Total	$15,750	$—	$15,750	$—	$—

2008
FCC Auction 73 licenses (3)	$300,479	$—	$300,479	$—	$—
Other licenses	32,340	—	32,340	—	—
Businesses	9,152	2,963	4,803	1,045	341
Total	$341,971	$2,963	$337,622	$1,045	$341

Licenses and Goodwill (Tables)	12 Months Ended
Dec. 31, 2010
Licenses
Licenses
Licenses
Year Ended December 31,	2010	2009
(Dollars in thousands)
Balance, beginning of year	$1,435,000	$1,433,415
Acquisitions	17,101	15,750
Impairment	—	(14,000)
Other	—	(165)
Balance, end of year	$1,452,101	$1,435,000

Goodwill
Goodwill
Goodwill
Year Ended December 31,	2010	2009
(Dollars in thousands)
Assigned value at time of acquisition	$494,737	$494,279
Accumulated impairment losses in prior periods	—	—
Balance, beginning of period	494,737	494,279
Impairment	—	—
Acquisitions	—	—
Other	—	458
Balance, end of period	$494,737	$494,737

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2010
Lease Commitments And Purchase Agreements Abstract
Lease Commitments
	Operating Leases	Operating Leases	Capital Leases
	Future Minimum	Future Minimum	Future Minimum
	Rental Payments	Rental Receipts	Rental Payments
(Dollars in thousands)
2011	$142,437	$33,813	$532
2012	120,887	28,723	544
2013	101,211	22,100	560
2014	77,111	16,170	568
2015	59,812	7,237	576
Thereafter	676,671	634	5,811
Total	$1,178,129	$108,677	8,591
Less: Interest expense			(4,206)
Present value of minimum lease payments			4,385
Less: Current portion of obligations under capital leases			(101)
Long-term portion of obligations under capital leases			$4,284

Income Taxes (Details) (USD $)	Dec. 31, 2010	Dec. 31, 2009
Income Taxes Abstract
Prepaid federal income taxes	$ 39,700,000
Prepaid state income taxes	1,700,000	700,000
Prepaid income taxes	41,397,000	717,000
Accrued federal income taxes		$ 2,000,000

Income Taxes 2 (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income tax expense
Current federal income tax expense	$ 19,290	$ 69,942	$ 76,305
Current state income tax expense	(11,059)	648	10,089
Deferred federal income tax expense	55,740	40,368	(50,808)
Deferred state income tax expense	15,638	5,128	(28,126)
Total income tax expense	$ 79,609	$ 116,086	$ 7,460

Income Taxes 3 (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income tax expense reconciliation
Statutory federal income tax expense	$ 82,300,000	$ 120,600,000	$ 23,000,000
State income taxes, net of federal benefit	4,700,000		(10,700,000)
Effect of noncontrolling interests	(4,600,000)	(4,800,000)	(4,500,000)
Effect of gains (losses) on investments, sales of assets and impairment of assets			1,300,000
Other differences, net	(2,800,000)	300,000	(1,600,000)
Total income tax expense	$ 79,609,000	$ 116,086,000	$ 7,460,000

Income Taxes 4 (Details)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income tax rate reconciliation
Statutory federal income tax rate	35.00%	35.00%	35.00%
Effect of state income taxes, net of federal benefit	2.00%		(16.30%)
Effect of noncontrolling interests on income tax rate	(1.90%)	(1.40%)	(6.80%)
Effect of gains (losses) on investments, sales of assets and impairment of assets on income tax rate			2.00%
Other differences effect on income tax rate	(1.20%)	0.10%	(2.50%)
Total income tax rate	33.90%	33.70%	11.40%

Income Taxes 5 (Details) (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Components Of Deferred Tax Assets And Liabilities Abstract
Net current deferred income tax asset	$ 26,757	$ 21,570
Noncurrent deferred income tax assets
Net operating loss ("NOL") carryforwards	33,724	26,884
Stock-based compensation	17,204	15,526
Other	38,998	35,584
Gross noncurrent deferred income tax assets	89,926	77,994
Less valuation allowance	(28,252)	(17,977)
Total noncurrent deferred income tax assets	61,674	60,017
Noncurrent deferred income tax liabilities
Licenses/intangibles	246,599	221,754
Property, plant and equipment	319,659	286,768
Partnership investments	71,566	61,272
Other	3,619	4,217
Total noncurrent deferred income tax liabilities	641,443	574,011
Net noncurrent deferred income tax liability	$ 579,769	$ 513,994

Income Taxes 6 (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2010 Internal Revenue Service IRS Member	Dec. 31, 2010 State And Local Jurisdiction Member
Operating Loss Carryforwards [Line Items]
State NOL carryforwards	$ 617.9
Deferred tax asset for State NOL carryforwards	27.8
Deferred tax asset for Federal NOL carryforward (entities not on Federal return)	$ 5.9
Expiration of NOL carryforwards		between 2011 and 2030	between 2011 and 2030

Income Taxes 7 (Details) (USD $)	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Income Taxes Abstract
Unrecognized tax benefit	$ 32,547,000	$ 34,442,000	$ 27,786,000	$ 33,890,000
Effect of unrecognized tax benefit on income tax expense	$ 21,100,000	$ 18,900,000

Income Taxes 8 (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Summary of unrecognized income tax benefits
Unrecognized tax benefit, beginning balance	$ 34,442	$ 27,786	$ 33,890
Additions for tax positions of current year	5,119	4,966	4,858
Additions for tax positions of prior years	550	3,114	692
Reductions for tax positions of prior years	(1,560)	(1,399)	(5,320)
Reductions for settlements of tax positions	(5,938)		(3,177)
Reductions for lapses in statutes of limitations	(66)	(25)	(3,157)
Unrecognized tax benefit, ending balance	$ 32,547	$ 34,442	$ 27,786

Income Taxes 9 (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Taxes Abstract
Range of potential change in unrecognized tax benefits due to closure of state income tax audits and expiration of statutes of limitations within the next year	$ 7
Accrued interest and penalties related to unrecognized income tax benefits	3	2.1	4.4
Net accrued interest and penalties, total	$ 19.3	$ 15.7
Open Tax Years By Major Tax Jurisdiction	after 2007
IRS deposit	In conjunction with an Internal Revenue Service (“IRS”) audit of the TDS consolidated group’s federal income tax returns for the tax years 2002 through 2005, TDS made a $38 million deposit with the IRS in 2009 related to an initial proposed assessment made by the IRS related to a specific tax position. U.S. Cellular then paid TDS a $34 million deposit in 2009, which represented U.S. Cellular’s proportionate share of the TDS deposit. The purpose of the deposit was to eliminate any potential interest expense subsequent to the deposit. The IRS subsequently conceded the specific tax position, and after closure of the IRS audit for the tax years 2002 through 2005, the IRS returned this $38 million deposit to TDS in 2010, and TDS also returned U.S. Cellular’s $34 million deposit in 2010.

Earnings Per Share (Details) (USD $) In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Earnings per share
Net income attributable to U.S. Cellular shareholders	$ 132,324	$ 206,732	$ 33,140
Weighted average number of shares used in basic earnings per share	86,128	86,946	87,457
Effect of dilutive securities:
Stock options	89	21	150
Restricted stock units	301	201	147
Weighted average number of shares used in diluted earnings per share	86,518	87,168	87,754
Basic earnings per share attributable to U.S. Cellular shareholders	$ 1.54	$ 2.38	$ 0.38
Diluted earnings per share attributable to U.S. Cellular shareholders	$ 1.53	$ 2.37	$ 0.38
Common Shares | Stock Options Member
Effect of dilutive securities:
Antidilutive securities	1,771	2,045	1,103
Common Shares | Restricted Stock Member
Effect of dilutive securities:
Antidilutive securities	224	193	176

Acquisitions, Divestures and Exchanges (Details) (USD $)	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Acquisitions, divestures and exchanges
Goodwill					$ 2,963,000	[1]
Licenses	17,101,000		15,750,000		337,622,000
Customer lists					1,045,000
Net tangible assets (liabilities)					341,000
Purchase price	17,101,000	[2]	15,750,000	[2]	341,971,000	[2]
Amortizable goodwill acquired					1,600,000
FCC Auction73 Licenses Member
Acquisitions, divestures and exchanges
Licenses					300,479,000	[3]
Purchase price					300,479,000	[2],[3]
Other Licenses Member
Acquisitions, divestures and exchanges
Licenses					32,340,000
Purchase price					32,340,000	[2]
Businesses Member
Acquisitions, divestures and exchanges
Goodwill					2,963,000	[1]
Licenses					4,803,000
Customer lists					1,045,000
Net tangible assets (liabilities)					341,000
Purchase price					$ 9,152,000	[2]

[1]	$1.6 million of the goodwill was amortizable for income tax purposes in 2008.
[2]	Cash amounts paid for the acquisitions may differ from the purchase price due to cash acquired in the transactions and the timing of cash payments related to the respective transactions.
[3]	King Street Wireless L.P., an entity in which a subsidiary of U.S. Cellular is a limited partner, made these payments. U.S. Cellular loaned these funds to the partnership and the general partner and made direct capital investments to fund the auction payment.

Acquisitions, Divestures and Exchanges 2 (Details) (USD $) In Millions	Dec. 31, 2008
Acquisition Abstract
Amortizable goodwill acquired	$ 1.6

Licenses and Goodwill (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Licenses
Balance, beginning of period	$ 1,435,000	$ 1,433,415
Acquisitions	17,101	15,750
Impairment		(14,000)	(386,653)
Other		(165)
Balance, end of period	1,452,101	1,435,000	1,433,415
Goodwill
Assigned value at time of acquisition		494,737	494,279
Accumulated impairment losses		0	0
Balance, beginning of period	494,737	494,279
Other		458
Balance, end of period	$ 494,737	$ 494,737	$ 494,279

Licenses and Goodwill 2 (Details) (USD $)	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2008
Indefinite Lived Intangible Assets Including Goodwill Abstract
Loss on impairment of intangible assets - built licenses	$ 14,000,000	$ 56,100,000
Loss on impairment of intangible assets - unbuilt licenses		330,600,000
Loss on impairment of intangible assets	$ 14,000,000	$ 386,653,000

Commitments and Contingencies (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Lease Commitments And Purchase Agreements Abstract
Operating leases	U.S. Cellular is a party to various lease agreements, both as lessee and lessor, for office space, retail store sites, cell sites and equipment which are accounted for as operating leases. Certain leases have renewal options and/or fixed rental increases. Renewal options that are reasonably assured of exercise are included in determining the lease term. Any rent abatements or lease incentives, in addition to fixed rental increases, are included in the calculation of rent expense and calculated on a straight-line basis over the defined lease term.
Capital leases	U.S. Cellular accounts for certain lease agreements as capital leases. The short- and long-term portions of capital lease obligations totaled $0.1 million and $4.3 million, respectively, as of December 31, 2010, and $0.1 million and $4.3 million, respectively, as of December 31, 2009. The short- and long-term portions of capital lease obligations are included in Current portion of long-term debt and Long-term debt in the Consolidated Balance Sheet.
Short-term capital lease obligation	$ 101	$ 76
Long-term capital lease obligation	$ 4,284	$ 4,320

Commitments and Contingencies 2 (Details) (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Operating Leases - Future Minimum Rental Payments
Operating Leases - Future Minimum Rental Payments 2011	$ 142,437
Operating Leases - Future Minimum Rental Payments 2012	120,887
Operating Leases - Future Minimum Rental Payments 2013	101,211
Operating Leases - Future Minimum Rental Payments 2014	77,111
Operating Leases - Future Minimum Rental Payments 2015	59,812
Operating Leases - Future Minimum Rental Payments After 2015	676,671
Operating Leases - Future Minimum Rental Payments Total	1,178,129
Operating Leases - Future Minimum Rental Receipts
Operating Leases - Future Minimum Rental Receipts 2011	33,813
Operating Leases - Future Minimum Rental Receipts 2012	28,723
Operating Leases - Future Minimum Rental Receipts 2013	22,100
Operating Leases - Future Minimum Rental Receipts 2014	16,170
Operating Leases - Future Minimum Rental Receipts 2015	7,237
Operating Leases - Future Minimum Rental Receipts After 2015	634
Operating Leases - Future Minimum Rental Receipts Total	108,677
Capital Leases - Future Minimum Rental Payments
Capital Leases - Future Minimum Rental Payments 2011	532
Capital Leases - Future Minimum Rental Payments 2012	544
Capital Leases - Future Minimum Rental Payments 2013	560
Capital Leases - Future Minimum Rental Payments 2014	568
Capital Leases - Future Minimum Rental Payments 2015	576
Capital Leases - Future Minimum Rental Payments After 2015	5,811
Capital Leases - Future Minimum Rental Payments Total	8,591
Less: Interest expense	(4,206)
Present value of minimum lease payments	4,385
Short-term capital lease obligation	(101)	(76)
Long-term portion of obligations under capital leases	$ 4,284	$ 4,320

Commitments and Contingencies 3 (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Lease Commitments And Purchase Agreements Abstract
Rent expense	$ 163.1	$ 155.7	$ 138.6
Rent revenue	$ 35.4	$ 31.8	$ 26.8

Commitments and Contingencies 4 (Details) (USD $) In Millions	12 Months Ended
Dec. 31, 2010
Billing And Operational Support System Installation Member
Long Term Purchase Commitment [Line Items]
Purchase commitment agreement description	On August 17, 2010, U.S. Cellular and Amdocs Software Systems Limited (“Amdocs”) entered into agreements to develop a Billing and Operational Support System (“B/OSS”). Amdocs will license to U.S. Cellular certain customer order and relationship management, revenue management and billing software relating to the B/OSS.
Purchase commitment period	August 2010 to October 2012
Purchase commitment required payments	$ 73
Purchase commitment required payments made	11
Billing And Operational Support System Maintenance Member
Long Term Purchase Commitment [Line Items]
Purchase commitment period	A period of seven years, beginning in 2013
Purchase commitment required payments	$ 35

Commitments and Contingencies 5 (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Lease Commitments And Purchase Agreements Abstract
Accrual for legal proceedings and unasserted claims	$ 1.5	$ 1.5